UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Asset Allocation Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2016 through January 31, 2017


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                         Pioneer Solutions - Conservative Fund
                         Pioneer Solutions - Balanced Fund
                         Pioneer Solutions - Growth Fund

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                         Semiannual Report | January 31, 2017
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                         Ticker Symbols:

                                  Conservative    Balanced    Growth
                         Class        Fund          Fund       Fund
                         -----        ----          ----       ----
                           A          PIAVX         PIALX      GRAAX
                           C          PICVX         PIDCX      GRACX
                           R          PSMRX         BALRX      SOGRX
                           Y          IBBCX         IMOYX      IBGYX

                         [LOGO] PIONEER
                                Investments(R)
                       visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Fund Reviews                                                                  11

Comparing Ongoing Fund Expenses                                               12

Prices and Distributions                                                      18

Portfolio Summary & Performance Update                                        21

Schedule of Investments                                                       36

Financial Statements                                                          48

Notes to Financial Statements                                                 70

Approval of Investment Advisory Agreement                                    104

Trustees, Officers and Service Providers                                     119

                         Pioneer Solutions Funds | Semiannual Report | 1/31/17 1

President's Letter

Dear Shareowner,

The 2016 calendar year featured many swings in market sentiment, both in the equity and fixed-income markets. After a slow start to the year, the markets began to rally in mid-February 2016 with a recovery in the prices of oil and other commodities, as well as slow, positive progress in U.S. employment figures. The rally persisted throughout much of the remaining 10 months of 2016, gaining further momentum in the second half of the year when U.S. gross domestic product (GDP) growth showed solid improvement during the third quarter and unemployment continued to decline. Finally, in November, the election of Donald Trump as the 45th President of the United States sparked a dramatic late-year market upturn that saw U.S. equities briefly climb to all-time highs. Speculation that the new Trump administration's policies would stimulate the U.S. economy through reduced taxes, less regulation, and increased government spending on infrastructure, fueled the year-end rally. For the full 12 months ended December 31, 2016, the Standard & Poor's 500 Index, a broad measure of U.S. stock market performance, returned a strong 11.9%.

In bond markets, the Federal Reserve Board's (the Fed's) 0.25% hike in the Federal funds rate in December 2016, its first rate increase in a year, contributed to a sell-off in U.S. Treasuries. The pullback from Treasuries also derived from the market's increased inflation and growth expectations under the incoming Trump administration. Elsewhere within fixed income, corporate credit, particularly in the high-yield segment of the market, performed well over the fourth quarter and the full calendar year. U.S. high-yield securities, as measured by the Bank of America Merrill Lynch U.S. High Yield Index, returned a robust 17.5% for the 12 months ended December 31, 2016, with a rally in the energy sector following the recovery in oil and other commodity prices last February bolstering the high-yield market's performance. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks the performance of Treasury and agency issues, corporate bond issues, and mortgage-backed securities, returned 2.7% for the same 12-month period, reflecting the relative weakness in government bonds.

The U.S. economy's underlying fundamentals seem solid, and growth prospects for 2017 appear healthy. However, we remain concerned about risks to the economy of potentially disruptive trade policies pursued by the Trump administration. Barring a damaging trade war, though, we anticipate the Fed will continue to hike short-term interest rates gradually during 2017. In addition, we expect the Fed to consider carefully the potential economic effects of any fiscal policies enacted by the new Trump administration and the Republican-controlled Congress. In that regard, we believe President Trump's economic policies, if they come to fruition, could help boost real GDP growth. However, the impact of Trump's policies on U.S. GDP may be greater in 2018 rather than in 2017. Still, even prior to the late-year "Trump rally," U.S. GDP growth appeared to be settling in at a sustainable annual pace of more than 2% as 2016 drew to a close, following some weaker performance in the first half of the year. Continued improvement in the employment market driven in part by gains in manufacturing output were among the factors behind the bounce-back in GDP.

2 Pioneer Solutions Funds | Semiannual Report | 1/31/17

While economic conditions inside the U.S. appear solid, many economies around the world continue to experience slow growth rates. Moreover, several countries in various regions face a number of challenges in 2017 and beyond, including the shifting geopolitics driving "Brexit" - the United Kingdom's pending exit from the European Union - as well as related populist movements in Europe, limited productivity gains, aging populations, and transitioning economic models in China and other emerging markets. In recent years, global central banks have kept interest rates at close to zero in an effort to stimulate economic growth. While financial markets often benefited from the low rates, it now appears that those policies may be losing their effectiveness, leaving central banks little room to maneuver going forward. Moreover, the low interest rates have caused government bond yields to plummet, presenting a dilemma for the income-oriented investor.

Against this backdrop of still-low global interest rates, shifting priorities of central banks, evolving demographics, and numerous geopolitical concerns, we believe investors are likely to face ongoing challenges and much uncertainty when it comes to finding opportunities for both income and capital appreciation. While much has been made of passive investing as a possible source of stability in this uncertain environment, it is our view that all investment decisions are active choices. Throughout Pioneer's history, we have believed in the importance of active management. During challenging market conditions, we view the value of active management as even more compelling. Our experienced and tenured investment teams focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
January 31, 2017

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                         Pioneer Solutions Funds | Semiannual Report | 1/31/17 3

Portfolio Management Discussion | 1/31/17

In the following interview, portfolio managers John O'Toole and Paul Weber discuss the market environment and investment strategies that applied to the Pioneer Solutions Funds for the six-month period ended January 31, 2017. Working out of Pioneer's Dublin, Ireland office, Mr. O'Toole, Head of Multi-Asset Portfolio Management at Pioneer, Mr. Weber, Head of Fund Research & Manager Selection at Pioneer, and Salvatore Buono, Head of Strategy Alignment and Structured Products at Pioneer, are responsible for the day-to-day management of the portfolios.

Q How did the Funds perform during the six-month period ended January 31, 2017?

A During the six-month period ended January 31, 2017, Pioneer Solutions - Conservative Fund's Class A shares returned -0.22% at net asset value, while the Morgan Stanley Capital International (MSCI) World ND Index(1) returned 4.95% and the Bloomberg Barclays U.S. Aggregate Bond Index returned -2.95%. During the same period, the average return of the 373 mutual funds in Lipper's Mixed-Asset Target Allocation Conservative Funds category was 0.94%, and the average return of the 207 mutual funds in Morningstar's 15% to 30% Equity Allocation Funds category was 0.63%.

     Pioneer Solutions - Balanced Fund's Class A shares returned 1.01% at net asset value during the six-month period, while the MSCI World ND Index returned 4.95% and the Bloomberg Barclays U.S. Aggregate Bond Index returned -2.95%. During the same period, the average return of the 589 mutual funds in Lipper's Mixed-Asset Target Allocation Moderate Funds category was 2.50%, and the average return of the 839 mutual funds in Morningstar's 50% to 70% Equity Allocation Funds category was 2.96%.

     Pioneer Solutions - Growth Fund's Class A shares returned 2.90% at net asset value during the six-month period, while the MSCI World ND Index returned 4.95% and the Bloomberg Barclays U.S. Aggregate Bond Index returned -2.95%. During the same period, the average return of the 518

1 The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

4 Pioneer Solutions Funds | Semiannual Report | 1/31/17 mutual funds in Lipper's Mixed-Asset Target Allocation Growth Funds category was 3.37%, and the average return of the 416 mutual funds in Morningstar's 70% to 85% Equity Allocation Funds category was 3.92%.

Q How would you characterize the economic and market backdrop during the six-month period ended January 31, 2017?

A The reaction of investors to the November 8th U.S. presidential election result was the principal driver of the performance of risk-based asset classes such as equities and corporate bonds over the six-month period. The period opened against a backdrop of central banks in Europe, Japan, and China all pursuing aggressive policies to support economic growth. Activity in the developed markets was relatively flat as economic data continued to be indecisive with respect to the state of the global economy. As the period progressed, markets saw a pick-up in volatility as data indicated continued strengthening of the U.S. economy and speculation increased that the U.S. Federal Reserve (the Fed) would raise its benchmark interest rate before the end of 2016. The Fed eventually did increase rates by 0.25% in the middle of December.

     Equity markets as well as interest rates would rise sharply in the wake of the unanticipated U.S. election outcome, which resulted in Republican control of the White House and both houses of Congress. The results of the election led to speculation that economic growth would strengthen going forward based on the new Trump administration's expressed goals of cutting taxes, reducing regulations, and increasing infrastructure spending.

     In late November, the OPEC (Organization of Petroleum Exporting Countries) cartel announced an agreement to limit oil production, thus stabilizing the outlooks for the energy sector and for a number of emerging markets economies. Global sentiment towards riskier assets dampened somewhat in early December, though, when a referendum on Italian constitutional reform failed, leading the Prime Minister Renzi to resign. Viewed in conjunction with the results of the earlier "Brexit" referendum in the United Kingdom last June, the defeat of the Italian referendum renewed broader market concerns about the effects of rising populist movements on the future of the euro zone, which is the world's second-largest economic bloc. As noted earlier, in the middle of the December the Fed implemented a 0.25% interest-rate hike, as expected, which raised the influential Federal funds rate's target to a range of 0.50% to 0.75%. The Fed also signalled that it might enact as many as three more, very similar rate increases in 2017.

     Over the full six months, global equities in aggregate returned 4.95%, as measured by the MSCI World ND Index. The U.S. equity market returned 5.96%, as measured by the Standard & Poor's 500 Index, outperforming international equities, which returned 3.49%, as gauged by the MSCI

                         Pioneer Solutions Funds | Semiannual Report | 1/31/17 5

     Europe, Australasia, Far East Index. Emerging markets, as measured by the MSCI Emerging Markets Index, returned 4.92% during the six-month period. Within the U.S., small-cap stocks outperformed their large-cap counterparts, while value stocks outperformed growth-oriented stocks. Based largely on the post-U.S. election spike in interest rates, fixed-income markets finished in negative territory, returning -2.95% as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, the most popular measure of the performance of the U.S. bond market.

Q Can you review your overall investment approach taken with respect to management of the Funds?

A We allocate the assets of each Fund within broad strategic guidelines designed to address a particular investor risk profile. In seeking to gain the desired exposures in the portfolios to U.S. equities, international equities, bonds, and cash, we utilize a broad selection of mutual funds. Under this approach, we typically incorporate into the portfolios a substantial representation of carefully selected mutual funds managed by Pioneer, and by other, third-party managers. In addition, we use derivative positions, which we discuss in more detail later in this report, to help manage exposures and the overall risk/reward profile for each Fund. Importantly, we manage each Fund with an eye toward the allocation of a "risk budget," rather than under a straightforward asset allocation approach. This reflects the fact that the majority of the risk embedded in an equally weighted bond and equity portfolio is concentrated within the equity component.

Q What considerations and tactical shifts did you apply to the Funds' asset allocations during the six-month period ended January 31, 2017?

A For most of the period, we maintained the Funds' allocations to equities at a neutral level. Within the Funds' equity allocations, we maintained a bias toward the U.S. and Japan relative to Europe. After the U.S. presidential election, we decided to tilt the portfolios toward value within U.S. equities. With respect to the Funds' fixed-income allocations, toward the end of the period we trimmed the portfolios' overweights to below-investment-grade, high-yield corporate bonds, while increasing exposures to U.S. bond funds with flexible investment approaches.

Q How did your allocations and investment strategies for the Funds affect their performance during the six-month period ended January 31, 2017?

A On the whole, security selection results within the Funds' U.S. equity allocations detracted from returns, with the earlier tilt in the portfolios toward growth-oriented issues the main negative factor. Underweights to European equities as well as stock selection results in that segment of the

6 Pioneer Solutions Funds | Semiannual Report | 1/31/17 market also detracted from the Funds' performance. Finally, overweight allocations to U.S. real estate investment trusts (REITs) had a negative impact on each Fund's performance during the period.

     Across the portfolios, positive contributions to performance came from security selection within the fixed-income allocations and from overweight exposures to both high-yield and inflation-protected bonds. In addition, the shorter-duration positioning within each Fund's fixed-income allocations helped to buffer performance as Treasury yields spiked following the U.S. election. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.) In addition, overweighting both U.S. and Japanese equities aided the Funds' performance during the period.

     In the Conservative Fund, the portfolio's macroeconomic-based asset allocation strategy detracted from relative performance. In addition, our relative-value trades across the different asset classes was a small detractor from the Fund's performance during the period. On the positive side, the Conservative Fund's performance benefited from a core position in Pioneer Strategic Income Fund, along with allocations to a number of other flexible bond portfolios. Short-duration positioning and long credit-spread exposure in the fixed-income portion of the portfolio also added value. (Credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities.) Also within the Conservative Fund, we saw positive performance from an overweight to Japanese equities and a long stance on U.S. inflation, combined with an underweight to European equities.

     In the Balanced Fund, the Fund's relative performance was constrained by an underweight position in European equities and by weak overall selection results, particularly with respect to U.S. mutual funds, where our earlier tilt toward growth relative to value detracted from relative returns. Positive performance contributors included exposures to Pioneer Strategic Income Fund and Pioneer Dynamic Credit Fund. In addition, overweight allocations to U.S. and Japanese equities, both of which rallied in the wake of the U.S. election results, aided the Fund's returns. The Balanced Fund's overweights to U.S. inflation-linked securities and high-yield bonds were also beneficial for relative returns.

     In the Growth Fund, the portfolio's exposures to U.S. and European equity funds detracted from the Fund's results during the period, as did our overall asset allocation decisions based on macroeconomic factors. The Fund's underperformance in that segment derived largely from an overweight portfolio exposure to real estate-oriented investments such as REITs. On the positive side, security selection results - mainly in the fixed-income portion of the portfolio - benefited the Growth Fund's relative

                         Pioneer Solutions Funds | Semiannual Report | 1/31/17 7 performance. Meanwhile, allocations to Pioneer International Equity Fund and Pioneer Global Equity Fund also contributed to the Fund's returns. Finally, from an asset allocation perspective, the principal positive contributor to the Growth Fund's relative performance during the period was an overweight to Japanese equities.

Q The Funds have the ability to invest in derivatives. Did you use derivatives as part of your investment strategy during the six-month period ended January 31, 2017, and did those positions have a material effect on performance?

A We will use derivatives regularly in an effort to execute our investment strategies for each fund in an efficient manner, including to gain or trim market exposures in the portfolios and to implement relative-value trades. In particular, during the six-month period, we used derivatives such as futures, foreign forward currency contracts, options, and swaps to manage the portfolios' overlay durations and corresponding interest-rate sensitivity. As noted earlier, the Funds' shorter-duration positioning contributed positively to relative performance.

Q What factors are you watching most closely as you determine strategy for the Funds going forward?

A Our base-case scenario is for reasonable economic growth and moderate consumer price inflation. Concerns about U.S. monetary, budgetary, and trade policies will likely garner the most attention in the financial markets over the next several months, together with the heavy political calendar in Europe. In the U.S., the main questions are how much of President Trump's proposed supply-and-demand-side economic policies will become law, and how will they affect economic growth and U.S. inflation rates? We expect the Fed to monitor the evolution of economic policies and consumer prices, given that the U.S. has now achieved what is considered full employment status. While financial markets seem to expect a very gradual tightening of monetary conditions, U.S. policymakers could surprise on the upside if they feel that inflationary pressure is building.

     In Europe, there are major elections scheduled in the countries representing the two largest European Union economies: France over the course of April and May, and Germany in September of 2017. The rising support for extremist parties on both sides of the political spectrum in Europe has increased the level of uncertainty about the election outcomes in both countries.

8 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Please refer to the Schedule of Investments on pages 36-47 for a full listing of fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Each portfolio in Pioneer Solutions Funds is a "fund-of-funds" which seeks to achieve its investment objectives by investing primarily in other funds ("the underlying funds") managed by Pioneer or one of its affiliates, rather than by taking direct positions in securities. The Solutions Funds' performance depend on the adviser's skill in determining the strategic asset allocations, the mix of underlying funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. In addition to the Funds' operating expenses, investors will indirectly bear the operating expenses of investments in any underlying funds. Each of the underlying funds has its own investment risks.

At times, the Funds' investments may represent industries or sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Investments in equity securities are subject to price fluctuation.

When interest rates rise, the prices of fixed income securities in the funds will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the funds will generally rise.

Investments in the Funds are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolios may invest in underlying funds with exposure to REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The Funds may invest in underlying funds with exposure to commodities. The value of commodity-linked derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, factors affecting a particular industry or commodity, international economic, political and regulatory developments, supply and demand, and governmental regulatory policies.

The Funds may use derivatives, such as options, futures, inverse floating rate obligations, swaps, and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Derivatives may have a leveraging effect on the Fund.

                         Pioneer Solutions Funds | Semiannual Report | 1/31/17 9

The Funds may invest in credit default swaps, which may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

The Funds and some of the underlying funds employ leverage, which increases the volatility of investment returns and subjects the Funds to magnified losses if an underlying fund's investments decline in value.

The Funds and some of the underlying funds may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The value of the investments held by the Funds for cash management or temporary defensive purposes may be affected by market risks, changing interest rates, and by changes in credit ratings of the investments. If the Funds hold cash that is uninvested, the Funds will not earn income on the cash and the Funds' yields will go down.

These risks may increase share price volatility.

There is no assurance that these and other strategies used by the Funds will be successful. Please see the prospectus for a more complete discussion of the Funds' risks.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 11 for information on specific weightings and performance for each of the funds.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

10 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Fund Reviews | 1/31/17

Portfolio Allocations

Pioneer Solutions - Conservative Fund

As of January 31, 2017, the Fund had an allocation of 19.9% equities and 80.1% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 28.2% of assets, followed by Pioneer Strategic Income Fund, at 26.0% of assets. The largest equity positions in the portfolio at period end were in Pioneer Disciplined Value Fund, at 2.1% of assets, followed by Pioneer Mid Cap Value Fund, at 1.6% of assets.

Pioneer Solutions - Balanced Fund

As of January 31, 2017, the Fund had an allocation of 54.4% equities, 45.5% fixed income, with the rest in option contracts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 11.0% of assets, followed by Pioneer Strategic Income Fund, at 8.0% of assets. The largest equity positions in the portfolio at period end were in Pioneer Disciplined Value Fund, at 6.0% of assets, followed by Pioneer Mid Cap Value Fund, at 4.4% of assets.

Pioneer Solutions - Growth Fund

As of January 31, 2017, the Fund had an allocation of 77.9% equities, 21.3% fixed income, with the rest in option contracts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 7.4% of assets, followed by Columbia Contrarian Core Fund, at 4.0% of assets. The largest equity positions in the portfolio at period end were in Pioneer Disciplined Value Fund, at 9.1% of assets, followed by Pioneer Mid Cap Value Fund, at 6.6% of assets.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 11

Comparing Ongoing Fund Expenses
Pioneer Solutions - Conservative Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Conservative Fund

Based on actual returns from August 1, 2016 through January 31, 2017.

------------------------------------------------------------------------------------
Share Class                  A                C               R                Y
------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00      $ 1,000.00       $ 1,000.00
Value on 8/1/16
------------------------------------------------------------------------------------
Ending Account Value    $   997.80       $   994.40      $   996.70       $   997.60
(after expenses)
on 1/31/17
------------------------------------------------------------------------------------
Expenses Paid           $     3.52       $     7.29      $     4.53       $     3.27
During Period*
------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.70%, 1.45%, 0.90% and 0.65% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $6.60, $10.36, $7.60 and $6.34 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.31%, 2.06%, 1.51% and 1.26%.

12 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Conservative Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2016 through January 31, 2017.

------------------------------------------------------------------------------------
Share Class                  A                C               R                Y
------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00      $ 1,000.00       $ 1,000.00
Value on 8/1/16
------------------------------------------------------------------------------------
Ending Account Value    $ 1,021.68       $ 1,017.90      $ 1,020.67       $ 1,021.93
(after expenses)
on 1/31/17
------------------------------------------------------------------------------------
Expenses Paid           $     3.57       $     7.37      $     4.58       $     3.31
During Period*
------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.70%, 1.45%, 0.90% and 0.65% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $6.67, $10.46, $7.68 and $6.41 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.31%, 2.06%, 1.51% and 1.26%.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 13

Comparing Ongoing Fund Expenses
Pioneer Solutions - Balanced Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on actual returns from August 1, 2016 through January 31, 2017.

------------------------------------------------------------------------------------
Share Class                  A                C               R                Y
------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00      $ 1,000.00       $ 1,000.00
Value on 8/1/16
------------------------------------------------------------------------------------
Ending Account Value    $ 1,010.10       $ 1,007.10      $ 1,010.20       $ 1,011.90
(after expenses)
on 1/31/17
------------------------------------------------------------------------------------
Expenses Paid           $     3.34       $     6.93      $     4.56       $     2.43
During Period*
------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.66%, 1.37%, 0.90% and 0.48% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $6.99, $10.57, $8.21 and $6.09 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.38%, 2.09%, 1.62% and 1.20%.

14 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2016 through January 31, 2017.

------------------------------------------------------------------------------------
Share Class                  A                C               R                Y
------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00      $ 1,000.00       $ 1,000.00
Value on 8/1/16
------------------------------------------------------------------------------------
Ending Account Value    $ 1,021.88       $ 1,018.30      $ 1,020.67       $ 1,022.79
(after expenses)
on 1/31/17
------------------------------------------------------------------------------------
Expenses Paid           $     3.36       $     6.97      $     4.58       $     2.45
During Period*
------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.66%, 1.37%, 0.90% and 0.48% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $7.02, $10.61, $8.24 and $6.11 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.38%, 2.09%, 1.62% and 1.20%.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 15

Comparing Ongoing Fund Expenses
Pioneer Solutions - Growth Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Growth Fund

Based on actual returns from August 1, 2016 through January 31, 2017.

------------------------------------------------------------------------------------
Share Class                  A                C               R                Y
------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00      $ 1,000.00       $ 1,000.00
Value on 8/1/16
------------------------------------------------------------------------------------
Ending Account Value    $ 1,029.00       $ 1,035.90      $ 1,027.80       $ 1,029.90
(after expenses)
on 1/31/17
------------------------------------------------------------------------------------
Expenses Paid           $     3.27       $     6.93      $     4.60       $     2.25
During Period*
------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.64%, 1.35%, 0.90% and 0.44% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $7.11, $10.78, $8.43 and $6.09 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.39%, 2.10%, 1.65% and 1.19%.

16 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Growth Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2016 through January 31, 2017.

------------------------------------------------------------------------------------
Share Class                  A                C               R                Y
------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00      $ 1,000.00       $ 1,000.00
Value on 8/1/16
------------------------------------------------------------------------------------
Ending Account Value    $ 1,021.98       $ 1,018.40      $ 1,020.67       $ 1,022.99
(after expenses)
on 1/31/17
------------------------------------------------------------------------------------
Expenses Paid           $     3.26       $     6.87      $     4.58       $     2.24
During Period*
------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.64%, 1.35%, 0.90% and 0.44% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $7.07, $10.66, $8.39 and $6.06 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.39%, 2.10%, 1.65% and 1.19%.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 17

Prices and Distributions | 1/31/17

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Fund

--------------------------------------------------------------------------------
         Class                       1/31/17                             7/31/16
--------------------------------------------------------------------------------
          A                          $ 10.15                             $ 10.41
--------------------------------------------------------------------------------
          C                          $  9.85                             $ 10.06
--------------------------------------------------------------------------------
          R                          $ 10.13                             $ 10.38
--------------------------------------------------------------------------------
          Y                          $  9.56                             $  9.83
--------------------------------------------------------------------------------

Balanced Fund

--------------------------------------------------------------------------------
         Class                       1/31/17                       7/31/16
--------------------------------------------------------------------------------
          A                          $ 11.22                       $ 11.35
--------------------------------------------------------------------------------
          C                          $ 10.35                       $ 10.44
--------------------------------------------------------------------------------
          R                          $ 11.18                       $ 11.30
--------------------------------------------------------------------------------
          Y                          $ 11.37                       $ 11.51
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
         Class                       1/31/17                        7/31/16
--------------------------------------------------------------------------------
          A                          $ 12.49                        $ 12.36
--------------------------------------------------------------------------------
          C                          $ 11.78                        $ 11.63
--------------------------------------------------------------------------------
          R                          $ 12.42                        $ 12.30
--------------------------------------------------------------------------------
          Y                          $ 12.74                        $ 12.63
--------------------------------------------------------------------------------

18 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Distributions per Share: 8/1/16-1/31/17
--------------------------------------------------------------------------------
Conservative Fund

--------------------------------------------------------------------------------
                    Net Investment       Short-Term               Long-Term
        Class           Income          Capital Gains           Capital Gains
--------------------------------------------------------------------------------
         A            $ 0.2350              $ --                    $ --
--------------------------------------------------------------------------------
         C            $ 0.1527              $ --                    $ --
--------------------------------------------------------------------------------
         R            $ 0.2142              $ --                    $ --
--------------------------------------------------------------------------------
         Y            $ 0.2444              $ --                    $ --
--------------------------------------------------------------------------------

Balanced Fund

--------------------------------------------------------------------------------
                    Net Investment       Short-Term               Long-Term
        Class           Income          Capital Gains           Capital Gains
--------------------------------------------------------------------------------
         A            $ 0.2400              $ --                    $ --
--------------------------------------------------------------------------------
         C            $ 0.1619              $ --                    $ --
--------------------------------------------------------------------------------
         R            $ 0.2307              $ --                    $ --
--------------------------------------------------------------------------------
         Y            $ 0.2715              $ --                    $ --
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
                    Net Investment       Short-Term               Long-Term
        Class           Income          Capital Gains           Capital Gains
--------------------------------------------------------------------------------
         A            $ 0.1579              $ --                   $ 0.0656
--------------------------------------------------------------------------------
         C            $ 0.0714              $ --                   $ 0.0656
--------------------------------------------------------------------------------
         R            $ 0.1515              $ --                   $ 0.0656
--------------------------------------------------------------------------------
         Y            $ 0.1960              $ --                   $ 0.0656
--------------------------------------------------------------------------------

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 19

Index Definitions
--------------------------------------------------------------------------------
The Morgan Stanley Capital International (MSCI) World ND Index is an unmanaged measure of the performance of stock markets in the developed world. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-25, 27-30 and 32-35.

20 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Portfolio Summary | 1/31/17
Pioneer Solutions - Conservative Fund

                         Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                                               75.6%
International Equity                                                       10.6%
U.S. Equity                                                                 9.2%
U.S. Government and Agency Obligation                                       2.6%
Sovereign Debt Obligation                                                   1.9%
Purchased Put Options                                                       0.1%

Actual Portfolio Holdings
(based on total portfolio)*
--------------------------------------------------------------------------------
U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     2.11%
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class K                                         1.61
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       1.17
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
  Class K                                                                  1.06
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           1.05
--------------------------------------------------------------------------------
AMG Managers Fairpointe Mid Cap Fund
  Class I                                                                  0.96
--------------------------------------------------------------------------------
Oak Ridge Small Cap Growth Fund
  Class K                                                                  0.66
--------------------------------------------------------------------------------
iShares US Aerospace & Defense ETF                                         0.58
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                         4.00%
--------------------------------------------------------------------------------
Pioneer International Equity Fund Class Y                                  3.52
--------------------------------------------------------------------------------
iShares MSCI China ETF                                                     1.29
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                    0.67
--------------------------------------------------------------------------------
iShares Core MSCI Emerging Markets ETF                                     0.54
--------------------------------------------------------------------------------
JOHCM Asia Ex-Japan Equity Fund
  Class IS                                                                 0.39
--------------------------------------------------------------------------------
T. Rowe Price International Funds -
  European Stock Fund                                                      0.21
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                 28.16%
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                     26.03
--------------------------------------------------------------------------------
MFS Total Return Bond Fund Class I                                         4.96
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund
  Class I                                                                  4.93
--------------------------------------------------------------------------------
Western Asset Core Plus Bond Fund
  Class IS                                                                 4.91
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        2.17
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class K                                     1.08
--------------------------------------------------------------------------------
Columbia Contrarian Core Fund Class Y                                      0.93
--------------------------------------------------------------------------------
Pioneer Floating Rate Fund Class K                                         0.80
--------------------------------------------------------------------------------
Pioneer Global Multisector Income Fund
  Class Y                                                                  0.64
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            0.61
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     0.36
--------------------------------------------------------------------------------
U.S. Government and Agency Obligations
--------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note                                       2.60%
--------------------------------------------------------------------------------
Sovereign Debt Obligation
--------------------------------------------------------------------------------
Japanese Government CPI Linked Bond                                        1.94%
--------------------------------------------------------------------------------
Purchased Put Options
--------------------------------------------------------------------------------
Put EUR Call JPY                                                           0.06%
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 21

Performance Update | 1/31/17                                      Class A Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Conservative Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                                  Bloomberg
                                                  Barclays
                 Net            Public            U.S.                 MSCI
                 Asset          Offering          Aggregate            World
                 Value          Price             Bond                 ND
Period           (NAV)          (POP)             Index                Index
--------------------------------------------------------------------------------
10 years         3.52%           2.91%            4.37%                 3.95%
5 years          4.05            2.83             2.09                  9.86
1 year           5.13           -0.89             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                 Gross          Net
--------------------------------------------------------------------------------
                 1.47%          1.31%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Solutions -   Bloomberg Barclays
               Conservative Fund     U.S. Aggregate Bond Index    MSCI World ND Index
1/07           $ 9,425               $10,000                      $10,000
1/08           $ 9,675               $10,881                      $ 9,953
1/09           $ 7,705               $11,162                      $ 5,829
1/10           $ 9,674               $12,112                      $ 7,962
1/11           $10,744               $12,725                      $ 9,492
1/12           $10,920               $13,827                      $ 9,208
1/13           $11,823               $14,185                      $10,673
1/14           $12,488               $14,202                      $12,388
1/15           $13,038               $15,141                      $13,255
1/16           $12,667               $15,117                      $12,581
1/17           $13,317               $15,337                      $14,734

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2018, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

22 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Performance Update | 1/31/17                                      Class C Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                                  Bloomberg
                                                  Barclays
                                                  U.S.                 MSCI
                                                  Aggregate            World
                 If              If               Bond                 ND
Period           Held            Redeemed         Index                Index
--------------------------------------------------------------------------------
10 years         2.69%           2.69%            4.37%                 3.95%
5 years          3.29            3.29             2.09                  9.86
1 year           4.43            4.43             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                 Gross           Net
--------------------------------------------------------------------------------
                 2.20%           2.06%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Conservative Fund     U.S. Aggregate Bond Index    ND Index
1/07           $10,000               $10,000                      $10,000
1/08           $10,175               $10,881                      $ 9,953
1/09           $ 8,017               $11,162                      $ 5,829
1/10           $ 9,960               $12,112                      $ 7,962
1/11           $10,996               $12,725                      $ 9,492
1/12           $11,089               $13,827                      $ 9,208
1/13           $11,903               $14,185                      $10,673
1/14           $12,497               $14,202                      $12,388
1/15           $12,947               $15,141                      $13,255
1/16           $12,482               $15,117                      $12,581
1/17           $13,035               $15,337                      $14,734

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2018, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 23

Performance Update | 1/31/17                                      Class R Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                    Bloomberg
                                    Barclays
                   Net              U.S.                 MSCI
                   Asset            Aggregate            World
                   Value            Bond                 ND
Period             (NAV)            Index                Index
--------------------------------------------------------------------------------
10 years           3.48%            4.37%                 3.95%
5 years            3.98             2.09                  9.86
1 year             4.93             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                   Gross            Net
--------------------------------------------------------------------------------
                   2.11%            1.51%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Conservative Fund     U.S. Aggregate Bond Index    ND Index
1/07           $10,000               $10,000                      $10,000
1/08           $10,264               $10,881                      $ 9,953
1/09           $ 8,174               $11,162                      $ 5,829
1/10           $10,263               $12,112                      $ 7,962
1/11           $11,398               $12,725                      $ 9,492
1/12           $11,584               $13,827                      $ 9,208
1/13           $12,543               $14,185                      $10,673
1/14           $13,248               $14,202                      $12,388
1/15           $13,831               $15,141                      $13,255
1/16           $13,419               $15,117                      $12,581
1/17           $14,081               $15,337                      $14,734

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2018, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

24 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Performance Update | 1/31/17                                      Class Y Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                    Bloomberg
                                    Barclays
                   Net              U.S.                 MSCI
                   Asset            Aggregate            World
                   Value            Bond                 ND
Period             (NAV)            Index                Index
--------------------------------------------------------------------------------
10 years           2.53%            4.37%                 3.95%
5 years            3.62             2.09                  9.86
1 year             5.22             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                   Gross            Net
--------------------------------------------------------------------------------
                   1.43%            1.26%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Conservative Fund     U.S. Aggregate Bond Index    ND Index
1/07           $5,000,000            $5,000,000                   $5,000,000
1/08           $5,121,189            $5,440,411                   $4,976,401
1/09           $3,956,250            $5,581,213                   $2,914,645
1/10           $4,766,670            $6,055,972                   $3,980,851
1/11           $5,309,730            $6,362,436                   $4,745,794
1/12           $5,373,470            $6,913,559                   $4,603,817
1/13           $5,753,075            $7,092,310                   $5,336,255
1/14           $6,051,333            $7,101,101                   $6,193,899
1/15           $6,294,834            $7,570,672                   $6,627,377
1/16           $6,101,435            $7,558,552                   $6,290,599
1/17           $6,419,902            $7,668,374                   $7,367,005

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2018, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 25

Portfolio Summary | 1/31/17
Pioneer Solutions - Balanced Fund

                                Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                                               40.9%
International Equity                                                       29.5%
U.S. Equity                                                                24.9%
U.S. Government and Agency Obligation                                       2.6%
Sovereign Debt Obligation                                                   2.0%
Purchased Put Options                                                       0.1%

Actual Portfolio Holdings
(based on total portfolio)*
--------------------------------------------------------------------------------
U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     5.97%
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class K                                         4.44
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.37
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           3.03
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
  Class K                                                                  2.94
--------------------------------------------------------------------------------
AMG Managers Fairpointe Mid Cap
  Fund Class I                                                             2.62
--------------------------------------------------------------------------------
Oak Ridge Small Cap Growth Fund
  Class K                                                                  1.95
--------------------------------------------------------------------------------
iShares US Aerospace & Defense ETF                                         0.53
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer International Equity Fund
  Class Y                                                                 14.43%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                         9.40
--------------------------------------------------------------------------------
T. Rowe Price International Funds -
   European Stock Fund                                                     1.92
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                    1.66
--------------------------------------------------------------------------------
iShares MSCI China ETF                                                     1.29
--------------------------------------------------------------------------------
iShares Core MSCI Emerging
  Markets ETF                                                              0.53
--------------------------------------------------------------------------------
JOHCM Asia Ex-Japan Equity Fund
  Class IS                                                                 0.29
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                 10.98%
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                      7.99
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund
  Class I                                                                  5.05
--------------------------------------------------------------------------------
MFS Total Return Bond Fund Class I                                         3.95
--------------------------------------------------------------------------------
Western Asset Core Plus Bond Fund
  Class IS                                                                 3.94
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        3.07
--------------------------------------------------------------------------------
Columbia Contrarian Core Fund Class Y                                      2.59
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     1.83
--------------------------------------------------------------------------------
Pioneer Global Multisector Income Fund
  Class Y                                                                  1.53
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            0.00+
--------------------------------------------------------------------------------
U.S. Government and Agency Obligations
--------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note                                       2.59%
--------------------------------------------------------------------------------
Sovereign Debt Obligation
--------------------------------------------------------------------------------
Japanese Government CPI Linked Bond                                        2.00%
--------------------------------------------------------------------------------
Purchased Put Options
--------------------------------------------------------------------------------
Put EUR Call JPY                                                           0.11%
--------------------------------------------------------------------------------

+Amount rounds to less than 0.1%.

*This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

26 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Performance Update | 1/31/17                                      Class A Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Balanced Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                                  Bloomberg
                                                  Barclays
                 Net             Public           U.S.                 MSCI
                 Asset           Offering         Aggregate            World
                 Value           Price            Bond                 ND
Period           (NAV)           (POP)            Index                Index
--------------------------------------------------------------------------------
10 years         3.32%           2.72%            4.37%                 3.95%
5 years          5.45            4.21             2.09                  9.86
1 year           7.34            1.09             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 1.39%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Balanced Fund         U.S. Aggregate Bond Index    ND Index
1/07           $ 9,425               $10,000                      $10,000
1/08           $ 9,389               $10,881                      $ 9,953
1/09           $ 6,543               $11,162                      $ 5,829
1/10           $ 8,634               $12,112                      $ 7,962
1/11           $ 9,969               $12,725                      $ 9,492
1/12           $10,024               $13,827                      $ 9,208
1/13           $10,988               $14,185                      $10,673
1/14           $12,121               $14,202                      $12,388
1/15           $12,756               $15,141                      $13,255
1/16           $12,178               $15,117                      $12,581
1/17           $13,072               $15,337                      $14,734

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 27

Performance Update | 1/31/17                                      Class C Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                                  Bloomberg
                                                  Barclays
                                                  U.S.                 MSCI
                                                  Aggregate            World
                 If              If               Bond                 ND
Period           Held            Redeemed         Index                Index
--------------------------------------------------------------------------------
10 years         2.59%           2.59%            4.37%                 3.95%
5 years          4.74            4.74             2.09                  9.86
1 year           6.64            6.64             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 2.09%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Balanced Fund         U.S. Aggregate Bond Index    ND Index
1/07           $10,000               $10,000                      $10,000
1/08           $ 9,888               $10,881                      $ 9,953
1/09           $ 6,837               $11,162                      $ 5,829
1/10           $ 8,956               $12,112                      $ 7,962
1/11           $10,265               $12,725                      $ 9,492
1/12           $10,244               $13,827                      $ 9,208
1/13           $11,149               $14,185                      $10,673
1/14           $12,224               $14,202                      $12,388
1/15           $12,770               $15,141                      $13,255
1/16           $12,111               $15,117                      $12,581
1/17           $12,915               $15,337                      $14,734

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

28 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Performance Update | 1/31/17                                      Class R Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                    Bloomberg
                                    Barclays
                   Net              U.S.                 MSCI
                   Asset            Aggregate            World
                   Value            Bond                 ND
Period             (NAV)            Index                Index
--------------------------------------------------------------------------------
10 years           3.30%            4.37%                 3.95%
5 years            5.41             2.09                  9.86
1 year             7.08             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                   Gross            Net
--------------------------------------------------------------------------------
                   2.30%            1.62%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Balanced Fund         U.S. Aggregate Bond Index    ND Index
1/07           $10,000               $10,000                      $10,000
1/08           $ 9,959               $10,881                      $ 9,953
1/09           $ 6,940               $11,162                      $ 5,829
1/10           $ 9,159               $12,112                      $ 7,962
1/11           $10,574               $12,725                      $ 9,492
1/12           $10,632               $13,827                      $ 9,208
1/13           $11,655               $14,185                      $10,673
1/14           $12,857               $14,202                      $12,388
1/15           $13,530               $15,141                      $13,255
1/16           $12,919               $15,117                      $12,581
1/17           $13,834               $15,337                      $14,734

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2018, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 29

Performance Update | 1/31/17                                      Class Y Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                    Bloomberg
                                    Barclays
                   Net              U.S.                 MSCI
                   Asset            Aggregate            World
                   Value            Bond                 ND
Period             (NAV)            Index                Index
--------------------------------------------------------------------------------
10 years           3.75%            4.37%                 3.95%
5 years            5.75             2.09                  9.86
1 year             7.64             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                   Gross
--------------------------------------------------------------------------------
                   1.12%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Balanced Fund         U.S. Aggregate Bond Index    ND Index
1/07           $5,000,000            $5,000,000                   $5,000,000
1/08           $4,997,322            $5,440,411                   $4,976,401
1/09           $3,512,300            $5,581,213                   $2,914,645
1/10           $4,669,742            $6,055,972                   $3,980,851
1/11           $5,414,182            $6,362,436                   $4,745,794
1/12           $5,463,063            $6,913,559                   $4,603,817
1/13           $6,005,949            $7,092,310                   $5,336,255
1/14           $6,644,499            $7,101,101                   $6,193,899
1/15           $7,010,968            $7,570,672                   $6,627,377
1/16           $6,712,261            $7,558,552                   $6,290,599
1/17           $7,224,900            $7,668,374                   $7,367,005

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

30 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Portfolio Summary | 1/31/17
Pioneer Solutions - Growth Fund

                         Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Equity                                                       40.7%
U.S. Equity                                                                37.2%
Fixed Income                                                               16.8%
U.S. Government and Agency Obligation                                       2.5%
Sovereign Debt Obligation                                                   2.0%
Purchased Put Options                                                       0.7%
Purchased Call Options                                                      0.1%

Actual Portfolio Holdings
(based on total portfolio)*
--------------------------------------------------------------------------------
U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     9.05%
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class K                                         6.63
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       5.05
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
  Class K                                                                  4.54
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           4.52
--------------------------------------------------------------------------------
AMG Managers Fairpointe Mid Cap
  Fund Class I                                                             3.99
--------------------------------------------------------------------------------
Oak Ridge Small Cap Growth Fund
  Class K                                                                  2.86
--------------------------------------------------------------------------------
iShares US Aerospace & Defense ETF                                         0.53
--------------------------------------------------------------------------------
International Stocks
--------------------------------------------------------------------------------
Pioneer International Equity Fund Class Y                                 16.26%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                        12.00
--------------------------------------------------------------------------------
JPMorgan Intrepid European Fund
  Class IS                                                                 3.56
--------------------------------------------------------------------------------
T. Rowe Price International Funds -
  European Stock Fund                                                      3.00
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                    2.74
--------------------------------------------------------------------------------
JOHCM Asia Ex-Japan Equity Fund
  Class IS                                                                 1.37
--------------------------------------------------------------------------------
iShares MSCI China ETF                                                     1.26
--------------------------------------------------------------------------------
iShares Core MSCI Emerging Markets ETF                                     0.51
--------------------------------------------------------------------------------
Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                  7.39%
--------------------------------------------------------------------------------
Columbia Contrarian Core Fund Class Y                                      4.00
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                      3.17
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund
  Class I                                                                  1.17
--------------------------------------------------------------------------------
Pioneer Global Multisector Income
  Fund Class Y                                                             1.10
--------------------------------------------------------------------------------
U.S. Government and Agency Obligations
--------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note                                       2.52%
--------------------------------------------------------------------------------
Sovereign Debt Obligation
--------------------------------------------------------------------------------
Japanese Government CPI Linked Bond                                        1.96%
--------------------------------------------------------------------------------
Purchased Put Options
--------------------------------------------------------------------------------
Russell 2000 Index                                                         0.48%
--------------------------------------------------------------------------------
Put EUR Call JPY                                                           0.23
--------------------------------------------------------------------------------
S&P 500 Index                                                              0.00+
--------------------------------------------------------------------------------
Purchased Call Options
--------------------------------------------------------------------------------
S&P 500 Index                                                              0.11%
--------------------------------------------------------------------------------

+Amount rounds to less than 0.1%.

*This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 31

Performance Update | 1/31/17                                      Class A Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Growth Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                                  Bloomberg
                                                  Barclays
                 Net             Public           U.S.                 MSCI
                 Asset           Offering         Aggregate            World
                 Value           Price            Bond                 ND
Period           (NAV)           (POP)            Index                Index
--------------------------------------------------------------------------------
10 years          3.28%          2.67%            4.37%                 3.95%
5 years           6.56           5.30             2.09                  9.86
1 year           10.12           3.74             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Growth Fund           U.S. Aggregate Bond Index    ND Index
1/07           $ 9,425               $10,000                      $10,000
1/08           $ 9,270               $10,881                      $ 9,953
1/09           $ 5,962               $11,162                      $ 5,829
1/10           $ 8,047               $12,112                      $ 7,962
1/11           $ 9,485               $12,725                      $ 9,492
1/12           $ 9,470               $13,827                      $ 9,208
1/13           $10,439               $14,185                      $10,673
1/14           $11,684               $14,202                      $12,388
1/15           $12,404               $15,141                      $13,255
1/16           $11,814               $15,117                      $12,581
1/17           $13,009               $15,337                      $14,734

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

32 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Performance Update | 1/31/17                                      Class C Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                                  Bloomberg
                                                  Barclays
                                                  U.S.                 MSCI
                                                  Aggregate            World
                 If              If               Bond                 ND
Period           Held            Redeemed         Index                Index
--------------------------------------------------------------------------------
10 years         2.56%           2.56%            4.37%                 3.95%
5 years          5.81            5.81             2.09                  9.86
1 year           9.26            9.26             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Growth Fund           U.S. Aggregate Bond Index    ND Index
1/07           $10,000               $10,000                      $10,000
1/08           $ 9,769               $10,881                      $ 9,953
1/09           $ 6,249               $11,162                      $ 5,829
1/10           $ 8,357               $12,112                      $ 7,962
1/11           $ 9,783               $12,725                      $ 9,492
1/12           $ 9,707               $13,827                      $ 9,208
1/13           $10,636               $14,185                      $10,673
1/14           $11,822               $14,202                      $12,388
1/15           $12,462               $15,141                      $13,255
1/16           $11,784               $15,117                      $12,581
1/17           $12,875               $15,337                      $14,734

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 33

Performance Update | 1/31/17                                      Class R Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                    Bloomberg
                                    Barclays
                   Net              U.S.                 MSCI
                   Asset            Aggregate            World
                   Value            Bond                 ND
Period             (NAV)            Index                Index
--------------------------------------------------------------------------------
10 years           3.24%            4.37%                 3.95%
5 years            6.48             2.09                  9.86
1 year             9.74             1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                   Gross            Net
--------------------------------------------------------------------------------
                   1.97%            1.65%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Growth Fund           U.S. Aggregate Bond Index    ND Index
1/07           $5,000,000            $5,000,000                   $5,000,000
1/08           $4,947,810            $5,440,411                   $4,976,401
1/09           $3,260,217            $5,581,213                   $2,914,645
1/10           $4,409,500            $6,055,972                   $3,980,851
1/11           $5,215,291            $6,362,436                   $4,745,794
1/12           $5,167,339            $6,913,559                   $4,603,817
1/13           $5,712,260            $7,092,310                   $5,336,255
1/14           $6,407,069            $7,101,101                   $6,193,899
1/15           $6,819,883            $7,570,672                   $6,627,377
1/16           $6,510,168            $7,558,552                   $6,290,599
1/17           $7,182,432            $7,668,374                   $7,367,005

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2018, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

34 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Performance Update | 1/31/17                                      Class Y Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2017)
--------------------------------------------------------------------------------
                                    Bloomberg
                                    Barclays
                   Net              U.S.                 MSCI
                   Asset            Aggregate            World
                   Value            Bond                 ND
Period             (NAV)            Index                Index
--------------------------------------------------------------------------------
10 years            3.69%           4.37%                 3.95%
5 years             6.81            2.09                  9.86
1 year             10.33            1.45                 17.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2016)
--------------------------------------------------------------------------------
                   Gross
--------------------------------------------------------------------------------
                   1.12%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Solutions -   Bloomberg Barclays           MSCI World
               Growth Fund           U.S. Aggregate Bond Index    ND Index
1/07           $10,000               $10,000                      $10,000
1/08           $ 9,837               $10,881                      $ 9,953
1/09           $ 6,326               $11,162                      $ 5,829
1/10           $ 8,540               $12,112                      $ 7,962
1/11           $10,065               $12,725                      $ 9,492
1/12           $10,049               $13,827                      $ 9,208
1/13           $11,077               $14,185                      $10,673
1/14           $12,398               $14,202                      $12,388
1/15           $13,163               $15,141                      $13,255
1/16           $12,534               $15,117                      $12,581
1/17           $13,755               $15,337                      $14,734

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 35

Schedule of Investments | 1/31/17 (unaudited)
Pioneer Solutions - Conservative Fund

------------------------------------------------------------------------------------------------
Shares                                                                            Value
------------------------------------------------------------------------------------------------
                   MUTUAL FUNDS -- 94.0%
                   UNAFFILIATED FUNDS -- 20.7%
          12,926   AMG Managers Fairpointe Mid Cap Fund Class I                   $     555,558
          23,165   Columbia Contrarian Core Fund Class Y                                539,050
         269,095   Doubleline Total Return Bond Fund Class I                          2,857,789
           6,907   iShares Core MSCI Emerging Markets ETF                               312,473
          14,350   iShares MSCI Canada ETF                                              390,033
          15,887   iShares MSCI China ETF                                               746,848
           2,346   iShares US Aerospace & Defense ETF                                   334,047
          21,683   JOHCM Asia Ex-Japan Equity Fund Class IS                             225,718
         271,289   MFS Total Return Bond Fund Class I                                 2,872,950
          11,361   Oak Ridge Small Cap Growth Fund Class K                              383,093
           7,092   T. Rowe Price International Funds -- European Stock Fund             122,621
         248,787   Western Asset Core Plus Bond Fund Class IS                         2,848,611
------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN UNAFFILIATED FUNDS
                   (Cost $12,317,742)                                             $  12,188,791
------------------------------------------------------------------------------------------------
                   AFFILIATED FUNDS* -- 73.3%
       1,696,269   Pioneer Bond Fund Class K                                      $  16,318,108
          32,689   Pioneer Core Equity Fund Class Y                                     609,977
          78,611   Pioneer Disciplined Value Fund Class Y                             1,220,829
         133,782   Pioneer Dynamic Credit Fund Class Y                                1,254,875
          68,371   Pioneer Floating Rate Fund Class K                                   464,923
          22,781   Pioneer Fund Class Y                                                 680,013
          31,190   Pioneer Fundamental Growth Fund Class K                              612,883
         165,382   Pioneer Global Equity Fund Class K                                 2,317,002
          23,959   Pioneer Global High Yield Fund Class Y                               207,008
          35,608   Pioneer Global Multisector Income Fund Class Y                       372,100
          36,395   Pioneer High Yield Fund Class Y                                      350,485
         100,030   Pioneer International Equity Fund Class Y                          2,039,619
          37,459   Pioneer Mid Cap Value Fund Class K                                   933,478
          65,634   Pioneer Short Term Income Fund Class K                               625,492
       1,411,045   Pioneer Strategic Income Fund Class K                             15,084,071
------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN AFFILIATED FUNDS
                   (Cost $42,743,051)                                             $  43,090,863
------------------------------------------------------------------------------------------------
                   TOTAL MUTUAL FUNDS
                   (Cost $55,060,793)                                             $  55,279,654
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Principal
Amount ($)
------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AND AGENCY OBLIGATION -- 2.5%
       1,495,075   U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25          $   1,502,942
------------------------------------------------------------------------------------------------
                   TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
                   (Cost $1,463,944)                                              $   1,502,942
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

36 Pioneer Solutions Funds | Semiannual Report | 1/31/17

------------------------------------------------------------------------------------------------
Principal
Amount ($)                                                                        Value
------------------------------------------------------------------------------------------------
                   SOVEREIGN DEBT OBLIGATION -- 1.9%
 120,465,842 JPY   Japanese Government CPI Linked Bond, 0.10%, 3/10/25            $   1,126,113
------------------------------------------------------------------------------------------------
                   TOTAL SOVEREIGN DEBT OBLIGATION
                   (Cost $1,172,735)                                              $   1,126,113
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                   Counterparty/           Strike     Expiration
                   Description     Exchange                Price      Date
------------------------------------------------------------------------------------------------
                   CURRENCY PUT OPTION PURCHASED -- 0.1%
  1,400,000 EUR    Put EUR Call JPY Morgan Stanley & Co.   120        5/12/17     $      32,620
------------------------------------------------------------------------------------------------
                   TOTAL CURRENCY PUT OPTION PURCHASED
                   (Premiums paid $27,953)                                        $      32,620
------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN SECURITIES -- 98.5%
                   (Cost $57,725,425) (a)                                         $  57,941,329
------------------------------------------------------------------------------------------------
                   CURRENCY PUT OPTION WRITTEN -- (0.0)%+
(1,400,000) EUR    Put EUR Call JPY Morgan Stanley & Co.   112        5/12/17     $      (9,578)
------------------------------------------------------------------------------------------------
                   TOTAL CURRENCY PUT OPTION WRITTEN
                   (Premiums received $(6,809))                                   $      (9,578)
------------------------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES -- 1.5%                           $     878,707
------------------------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                                     $  58,810,458
================================================================================================

*      Affiliated funds managed by Pioneer Investment Management, Inc.

+      Amount rounds to greater than (0.1)%.

(a) At January 31, 2017, the net unrealized depreciation on investments based on cost for federal tax purposes of $57,986,157 was as follows:

         Aggregate gross unrealized appreciation for all investments in which
           there is an excess of tax cost over value                               $  895,697

         Aggregate gross unrealized depreciation for all investments in which
           there is an excess of tax cost over value                                 (940,525)
                                                                                   ----------
         Net unrealized depreciation                                               $  (44,828)
                                                                                   ----------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2017 were as follows:

                                                             Purchases             Sales
Long-Term U.S. Government                                    $         --          $        --
Other Long-Term Securities                                   $ 12,521,350          $15,245,034

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which Pioneer Investment Management, Inc. (PIM) serves as the investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended January 31, 2017, the Trust did not engage in cross trade activity.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 37

Schedule of Investments | 1/31/17 (unaudited)
Pioneer Solutions - Conservative Fund (continued)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

--------------------------------------------------------------------------------------------------------
                                                                                          Net
                                                               Annual                     Unrealized
Notional                             Pay/       Floating       Fixed       Expiration     Appreciation
Principal ($)      Exchange          Receive    Rate           Rate        Date           (Depreciation)
--------------------------------------------------------------------------------------------------------
EUR     224,029    London            Receive    EURIBOR        0.694%      2/10/25        $(3,874)
                   Clearing House               6 Month
SEK   2,127,723    London            Pay        LIBOR SEK      0.981%      2/10/25          2,549
                   Clearing House               3 Month
--------------------------------------------------------------------------------------------------------
                                                                                          $(1,325)
========================================================================================================

INTEREST RATE SWAP AGREEMENT
--------------------------------------------------------------------------------------------------------
                                                               Annual
Notional                             Pay/       Floating       Fixed       Expiration     Unrealized
Principal ($)      Counterparty      Receive    Rate           Rate        Date           (Depreciation)
--------------------------------------------------------------------------------------------------------
EUR     281,000    Deutsche Bank     Pay        EMMI EURO      0.332%      5/9/26         $(3,846)
                                                OverNight
                                                Index Average
========================================================================================================

NOTE:  Principal amounts are denominated in U.S. Dollars unless otherwise noted:
       EUR        Euro
       JPY        Japanese Yen
       SEK        Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------------
                                 Level 1           Level 2           Level 3         Total
-------------------------------------------------------------------------------------------------
Mutual Funds                     $ 55,279,654      $         --      $   --          $ 55,279,654
U.S. Government and
   Agency Obligation                       --         1,502,942          --             1,502,942
Sovereign Debt
   Obligation                              --         1,126,113          --             1,126,113
Currency Put Option
   Purchased                               --            32,620          --                32,620
-------------------------------------------------------------------------------------------------
Total                            $ 55,279,654      $  2,661,675      $   --          $ 57,941,329
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

38 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-------------------------------------------------------------------------------------------------
                                 Level 1           Level 2           Level 3         Total
-------------------------------------------------------------------------------------------------
Other Financial Instruments
Unrealized Appreciation
   on Futures Contracts          $     87,555      $         --      $   --          $    87,555
Unrealized Depreciation
   on Futures Contracts              (89,019)                --          --              (89,019)
Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                      --            60,695          --               60,695
Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                      --           (81,834)         --              (81,834)
Unrealized Appreciation
   on Centrally Cleared
   Interest Rate Swap
   Agreements                              --             2,549          --                2,549
Unrealized Depreciation
   on Centrally Cleared
   Interest Rate Swap
   Agreements                              --            (3,874)         --               (3,874)
Unrealized Depreciation
   on Interest Rate Swap
   Agreement                               --            (3,846)         --               (3,846)
Currency Put Option Written                --            (9,578)         --               (9,578)
-------------------------------------------------------------------------------------------------
Total Other
   Financial Instruments         $     (1,464)     $    (35,888)     $   --          $   (37,352)
=================================================================================================

During the six months ended January 31, 2017, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 39

Schedule of Investments | 1/31/17 (unaudited)
Pioneer Solutions - Balanced Fund

----------------------------------------------------------------------------------------------------
Shares                                                                                 Value
----------------------------------------------------------------------------------------------------
                    MUTUAL FUNDS -- 93.9%
                    UNAFFILIATED FUNDS -- 25.9%
         102,480    AMG Managers Fairpointe Mid Cap Fund Class I                       $   4,404,584
         187,029    Columbia Contrarian Core Fund Class Y                                  4,352,165
         798,304    Doubleline Total Return Bond Fund Class I                              8,477,988
          19,641    iShares Core MSCI Emerging Markets ETF                                   888,559
         102,604    iShares MSCI Canada ETF                                                2,788,777
          46,113    iShares MSCI China ETF                                                 2,167,772
           6,254    iShares US Aerospace & Defense ETF                                       890,507
          46,855    JOHCM Asia Ex-Japan Equity Fund Class IS                                 487,762
         625,958    MFS Total Return Bond Fund Class I                                     6,628,895
          97,072    Oak Ridge Small Cap Growth Fund Class K                                3,273,268
         186,713    T. Rowe Price International Funds -- European Stock Fund               3,228,268
         577,807    Western Asset Core Plus Bond Fund Class IS                             6,615,890
----------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS IN UNAFFILIATED FUNDS
                    (Cost $46,173,551)                                                 $  44,204,435
----------------------------------------------------------------------------------------------------
                    AFFILIATED FUNDS* -- 68.0%
       1,917,203    Pioneer Bond Fund Class K                                          $  18,443,493
         272,454    Pioneer Core Equity Fund Class Y                                       5,083,991
         645,082    Pioneer Disciplined Value Fund Class Y                                10,018,123
         550,178    Pioneer Dynamic Credit Fund Class Y                                    5,160,673
         189,412    Pioneer Fund Class Y                                                   5,653,946
         251,114    Pioneer Fundamental Growth Fund Class K                                4,934,390
       1,126,396    Pioneer Global Equity Fund Class K                                    15,780,808
         356,705    Pioneer Global High Yield Fund Class Y                                 3,081,931
         246,639    Pioneer Global Multisector Income Fund Class Y                         2,577,377
               1    Pioneer High Yield Fund Class Y                                                6
       1,188,148    Pioneer International Equity Fund Class Y                             24,226,345
         299,074    Pioneer Mid Cap Value Fund Class K                                     7,452,924
       1,255,956    Pioneer Strategic Income Fund Class K                                 13,426,170
----------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS IN AFFILIATED FUNDS
                    (Cost $108,985,466)                                                $ 115,840,177
----------------------------------------------------------------------------------------------------
                    TOTAL MUTUAL FUNDS
                    (Cost $155,159,017)                                                $ 160,044,612
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Principal
Amount ($)
----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AND AGENCY OBLIGATION -- 2.5%
       4,330,526    U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25              $   4,353,313
----------------------------------------------------------------------------------------------------
                    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
                    (Cost $4,240,356)                                                  $   4,353,313
----------------------------------------------------------------------------------------------------
                    SOVEREIGN DEBT OBLIGATION -- 2.0%
 359,401,406 JPY    Japanese Government CPI Linked Bond, 0.10%, 3/10/25                $   3,359,681
----------------------------------------------------------------------------------------------------
                    TOTAL SOVEREIGN DEBT OBLIGATION
                    (Cost $3,498,773)                                                  $   3,359,681
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

40 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-----------------------------------------------------------------------------------------------------
                                          Counterparty/           Strike    Expiration
                    Description           Exchange                Price     Date        Value
-----------------------------------------------------------------------------------------------------
                    CURRENCY PUT OPTION PURCHASED -- 0.1%
   8,000,000 EUR    Put EUR Call JPY     Morgan Stanley & Co.     120       5/12/17    $     186,402
-----------------------------------------------------------------------------------------------------
                    TOTAL CURRENCY PUT OPTION PURCHASED
                    (Premiums paid $159,730)                                           $     186,402
-----------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS IN SECURITIES -- 98.5%
                    (Cost $163,057,876) (a)                                            $ 167,944,008
-----------------------------------------------------------------------------------------------------
                    CURRENCY PUT OPTION WRITTEN -- (0.0)%+
 (8,000,000) EUR    Put EUR Call JPY     Morgan Stanley & Co.     112       5/12/17    $     (54,731)
----------------------------------------------------------------------------------------------------
                    TOTAL CURRENCY PUT OPTION WRITTEN
                    (Premiums received $(38,911))                                      $     (54,731)
-----------------------------------------------------------------------------------------------------
                    OTHER ASSETS AND LIABILITIES -- 1.5%                               $   2,620,949
-----------------------------------------------------------------------------------------------------
                    TOTAL NET ASSETS -- 100.0%                                         $ 170,510,226
=====================================================================================================

*      Affiliated funds managed by Pioneer Investment Management, Inc.

+      Amount rounds to greater than (0.1)%.

(a) At January 31, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $164,246,965 was as follows:

       Aggregate gross unrealized appreciation for all investments in which
           there is an excess of tax cost over value                                  $ 8,398,271

       Aggregate gross unrealized depreciation for all investments in which
           there is an excess of tax cost over value                                   (4,701,228)
                                                                                      -----------
       Net unrealized appreciation                                                    $ 3,697,043
                                                                                      ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2017 were as follows:

-------------------------------------------------------------------------------------------
                                                          Purchases         Sales
-------------------------------------------------------------------------------------------
Long-Term U.S. Government                                 $         --      $         --
Other Long-Term Securities                                $ 27,121,218      $  39,469,822

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which Pioneer Investment Management, Inc. (PIM) serves as the investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended January 31, 2017, the Trust did not engage in cross trade activity.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 41

Schedule of Investments | 1/31/17 (unaudited)
Pioneer Solutions - Balanced Fund (continued)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

-----------------------------------------------------------------------------------------------------------
                                                                                             Net
                                                                                Annual       Unrealized
Notional                               Pay/        Floating        Fixed        Expiration   Appreciation
Principal ($)        Exchange          Receive     Rate            Rate         Date         (Depreciation)
-----------------------------------------------------------------------------------------------------------
EUR     677,667      London            Receive     EURIBOR         0.694%       2/10/25      $     (11,718)
                     Clearing House                6 Month
SEK   6,482,000      London            Pay         LIBOR SEK       0.981%       2/10/25              6,953
                     Clearing House                3 Month
-----------------------------------------------------------------------------------------------------------
                                                                                             $      (4,765)
===========================================================================================================

INTEREST RATE SWAP AGREEMENT

-----------------------------------------------------------------------------------------------------------
                                                                   Annual
Notional                               Pay/        Floating        Fixed        Expiration   Unrealized
Principal ($)        Counterparty      Receive     Rate            Rate         Date         (Depreciation)
-----------------------------------------------------------------------------------------------------------
EUR     844,000      Deutsche Bank     Pay         EMMI EURO       0.332%       5/9/26       $     (11,553)
                                                   OverNight
                                                   Index Average
===========================================================================================================

NOTE:  Principal amounts are denominated in U.S. Dollars unless otherwise noted:
       EUR        Euro
       JPY        Japanese Yen
       SEK        Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

42 Pioneer Solutions Funds | Semiannual Report | 1/31/17

The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund's assets:

--------------------------------------------------------------------------------------------------
                                 Level 1           Level 2           Level 3         Total
--------------------------------------------------------------------------------------------------
Mutual Funds                     $160,044,612      $        --       $   --          $160,044,612
U.S. Government and
   Agency Obligation                       --        4,353,313           --             4,353,313
Sovereign Debt
   Obligation                              --        3,359,681           --             3,359,681
Currency Put Option
   Purchased                               --          186,402           --               186,402
--------------------------------------------------------------------------------------------------
Total                            $160,044,612      $ 7,899,396       $   --          $167,944,008
--------------------------------------------------------------------------------------------------
Other Financial Instruments
Unrealized Appreciation
   on Futures Contracts          $    244,321      $        --       $   --          $    244,321
Unrealized Depreciation
   on Futures Contracts             (329,145)               --           --              (329,145)
Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                      --          171,445           --               171,445
Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                      --         (261,792)          --              (261,792)
Unrealized Appreciation
   on Centrally Cleared
   Interest Rate Swap
   Agreements                              --            6,953           --                 6,953
Unrealized Depreciation
   on Centrally Cleared
   Interest Rate Swap
   Agreements                              --          (11,718)          --               (11,718)
Unrealized Depreciation
   on Interest Rate Swap
   Agreement                               --          (11,553)          --               (11,553)
Currency Put Option Written                --          (54,731)          --               (54,731)
--------------------------------------------------------------------------------------------------
Total Other
   Financial Instruments         $    (84,824)     $ (161,396)        $  --          $   (246,220)
==================================================================================================

During the six months ended January 31, 2017, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 43

Schedule of Investments | 1/31/17 (unaudited)
Pioneer Solutions - Growth Fund

--------------------------------------------------------------------------------------------------------
Shares                                                                                    Value
--------------------------------------------------------------------------------------------------------
                    MUTUAL FUNDS -- 90.5%
                    UNAFFILIATED FUNDS -- 23.9%
     271,844        AMG Managers Fairpointe Mid Cap Fund Class I                          $  11,683,868
     503,451        Columbia Contrarian Core Fund Class Y                                    11,715,305
     323,717        Doubleline Total Return Bond Fund Class I                                 3,437,875
      33,331        iShares Core MSCI Emerging Markets ETF                                    1,507,894
     295,280        iShares MSCI Canada ETF                                                   8,025,710
      78,237        iShares MSCI China ETF                                                    3,677,921
      10,927        iShares US Aerospace & Defense ETF                                        1,555,896
     386,257        JOHCM Asia Ex-Japan Equity Fund Class IS                                  4,020,938
     441,868        JPMorgan Intrepid European Fund Class L                                  10,441,341
     248,811        Oak Ridge Small Cap Growth Fund Class K                                   8,389,907
     508,467        T. Rowe Price International Funds -- European Stock Fund                  8,791,394
--------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS IN UNAFFILIATED FUNDS
                    (Cost $77,098,721)                                                    $  73,248,049
--------------------------------------------------------------------------------------------------------
                    AFFILIATED FUNDS* -- 66.6%
   2,250,273        Pioneer Bond Fund Class K                                             $  21,647,626
     709,759        Pioneer Core Equity Fund Class Y                                         13,244,098
   1,708,557        Pioneer Disciplined Value Fund Class Y                                   26,533,890
     495,573        Pioneer Fund Class Y                                                     14,792,842
     677,359        Pioneer Fundamental Growth Fund Class K                                  13,310,105
   2,510,481        Pioneer Global Equity Fund Class K                                       35,171,839
     308,606        Pioneer Global Multisector Income Fund Class Y                            3,224,933
   2,336,636        Pioneer International Equity Fund Class Y                                47,644,016
     779,974        Pioneer Mid Cap Value Fund Class K                                       19,436,952
     870,025        Pioneer Strategic Income Fund Class K                                     9,300,567
--------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS IN AFFILIATED FUNDS
                    (Cost $188,845,210)                                                   $ 204,306,868
--------------------------------------------------------------------------------------------------------
                    TOTAL MUTUAL FUNDS
                    (Cost $265,943,931)                                                   $ 277,554,917
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Principal
Amount ($)
--------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AND AGENCY OBLIGATION -- 2.4%
   7,355,279        U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25                 $   7,393,983
--------------------------------------------------------------------------------------------------------
                    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
                    (Cost $7,202,127)                                                     $   7,393,983
--------------------------------------------------------------------------------------------------------
                    SOVEREIGN DEBT OBLIGATION -- 1.9%
 612,808,840 JPY    Japanese Government CPI Linked Bond, 0.10%, 3/10/25                   $   5,728,531
--------------------------------------------------------------------------------------------------------
                    TOTAL SOVEREIGN DEBT OBLIGATION
                    (Cost $5,965,694)                                                     $   5,728,531
========================================================================================================

The accompanying notes are an integral part of these financial statements.

44 Pioneer Solutions Funds | Semiannual Report | 1/31/17

---------------------------------------------------------------------------------------------------------
Principal                                 Counterparty/            Strike    Expiration
Amount ($)          Description           Exchange                 Price     Date          Value
---------------------------------------------------------------------------------------------------------
                    CURRENCY PUT OPTION PURCHASED -- 0.2%
  28,500,000 EUR    Put EUR Call JPY      Morgan Stanley & Co.     120       5/12/17       $     664,056
---------------------------------------------------------------------------------------------------------
                    TOTAL CURRENCY PUT OPTION PURCHASED
                    (Premiums paid $569,039)                                               $     664,056
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Contracts
---------------------------------------------------------------------------------------------------------
                    EXCHANGE-TRADED PUT OPTIONS PURCHASED -- 0.5%
         169        Russell 2000 Index    Chicago Board of Options 1,300     12/15/17      $   1,383,434
          47        S&P 500 Index         Chicago Board of Options 1,950     3/17/17              10,340
---------------------------------------------------------------------------------------------------------
                    TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
                    (Premiums paid $1,901,409)                                             $   1,393,774
---------------------------------------------------------------------------------------------------------
                    EXCHANGE-TRADED CALL  OPTION PURCHASED -- 0.1%
          69        S&P 500 Index         Chicago Board of Options 2,250     3/17/17       $     333,270
---------------------------------------------------------------------------------------------------------
                    TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED
                    (Premiums paid $254,816)                                               $     333,270
---------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS IN SECURITIES -- 95.6%
                    (Cost $281,837,016) (a)                                                $ 293,068,531
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Principal
 Amount ($)
---------------------------------------------------------------------------------------------------------
                    CURRENCY PUT OPTION WRITTEN -- (0.1)%
(28,500,000) EUR    Put EUR Call JPY      Morgan Stanley & Co.     112       5/12/17       $    (194,978)
---------------------------------------------------------------------------------------------------------
                    TOTAL CURRENCY PUT OPTION WRITTEN
                    (Premiums paid $(138,622))                                             $    (194,978)
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Contracts
---------------------------------------------------------------------------------------------------------
                    EXCHANGE-TRADED PUT OPTION WRITTEN -- (0.2)%
       (169)        Russell 2000 Index Chicago Board of Options    1,100     12/15/17      $    (522,210)
---------------------------------------------------------------------------------------------------------
                    TOTAL EXCHANGE-TRADED PUT OPTION WRITTEN
                    (Premiums received $(574,156))                                         $    (522,210)
---------------------------------------------------------------------------------------------------------
                    OTHER ASSETS AND LIABILITIES -- 4.7%                                   $  14,294,008
---------------------------------------------------------------------------------------------------------
                    TOTAL NET ASSETS -- 100.0%                                             $ 306,645,351
=========================================================================================================

*        Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $282,857,560 was as follows:

           Aggregate gross unrealized appreciation for all investments in which
             there is an excess of tax cost over value                                $ 20,487,286

           Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value                                 (10,276,315)
                                                                                      ------------
           Net unrealized appreciation                                                $ 10,210,971
                                                                                      ============

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 45

Schedule of Investments | 1/31/17 (unaudited)
Pioneer Solutions - Growth Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2017 were as follows:

--------------------------------------------------------------------------------
                                               Purchases            Sales
--------------------------------------------------------------------------------
Long-Term U.S. Government                      $         --         $         --
Other Long-Term Securities                     $ 52,639,303         $ 72,715,266

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which Pioneer Investment Management, Inc. (PIM) serves as the investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended January 31, 2017, the Trust did not engage in cross trade activity.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

---------------------------------------------------------------------------------------------------------
                                                                                           Net
                                                                Annual                     Unrealized
Notional                              Pay/         Floating     Fixed        Expiration    Appreciation
Principal ($)      Exchange           Receive      Rate         Rate         Date          (Depreciation)
---------------------------------------------------------------------------------------------------------
  EUR  1,116,002   London             Receive      EURIBOR      0.694%       2/10/25       $     (19,298)
                   Clearing House                  6 Month
  SEK 10,599,294   London             Pay          LIBOR SEK    0.981%       2/10/25              12,699
                   Clearing House                  3 Month
---------------------------------------------------------------------------------------------------------
                                                                                           $      (6,599)
=========================================================================================================

INTEREST RATE SWAP AGREEMENT
--------------------------------------------------------------------------------------------------------
                                                                Annual
Notional                              Pay/         Floating     Fixed        Expiration    Unrealized
Principal ($)      Counterparty       Receive      Rate         Rate         Date          (Depreciation)
---------------------------------------------------------------------------------------------------------
   EUR 1,548,000   Deutsche Bank      Pay          EMMI EURO    0.332%       5/09/26       $(21,189)
                                                   OverNight
                                                   Index
                                                   Average
=========================================================================================================

NOTE:  Principal amounts are denominated in U.S. Dollars unless otherwise noted:
       EUR        Euro
       JPY        Japanese Yen
       SEK        Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

46 Pioneer Solutions Funds | Semiannual Report | 1/31/17

The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund's assets:

--------------------------------------------------------------------------------------------------
                                 Level 1           Level 2           Level 3         Total
--------------------------------------------------------------------------------------------------
Mutual Funds                     $ 277,554,917     $        --       $    --         $277,554,917
U.S. Government and
   Agency Obligation                        --       7,393,983            --            7,393,983
Sovereign Debt
   Obligation                               --       5,728,531            --            5,728,531
Currency Put Option
   Purchased                                --         664,056            --              664,056
Exchange-Traded Put
   Options Purchased                 1,393,774              --            --            1,393,774
Exchange-Traded Call
   Option Purchased                    333,270              --            --              333,270
--------------------------------------------------------------------------------------------------
Total                            $ 279,281,961     $13,786,570       $    --         $293,068,531
--------------------------------------------------------------------------------------------------
Other Financial Instruments
Unrealized Appreciation
   on Futures Contracts          $     593,834     $        --       $    --         $    593,834
Unrealized Depreciation
   on Futures Contracts               (448,223)             --            --             (448,223)
Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                       --         306,923            --              306,923
Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                       --        (420,748)           --             (420,748)
Unrealized Appreciation
   on Centrally Cleared
   Interest Rate Swap
   Agreements                               --          12,699            --               12,699
Unrealized Depreciation
   on Centrally Cleared
   Interest Rate Swap
   Agreements                               --         (19,298)           --              (19,298)
Unrealized Depreciation
   on Interest Rate Swap
   Agreement                                --         (21,189)           --              (21,189)
Currency Put Option Written                 --        (194,978)           --             (194,978)
Exchange-Traded Put
   Option Written                     (522,210)             --            --             (522,210)
--------------------------------------------------------------------------------------------------
Total Other
   Financial Instruments         $    (376,599)    $  (336,591)      $    --         $   (713,190)
==================================================================================================

During the six months ended January 31, 2017, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 47

Statements of Assets and Liabilities | 1/31/17 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                    Pioneer           Pioneer            Pioneer
                                                    Solutions -       Solutions -        Solutions -
                                                    Conservative      Balanced           Growth
                                                    Fund              Fund               Fund
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments in securities of affiliated funds, at
    value (at cost $42,743,051, $108,985,466
    and $188,845,210, respectively)                 $43,090,863       $ 115,840,177      $  204,306,868
 Investments in securities of unaffiliated funds,
    at value (at cost $14,982,374, $54,072,410
    and $92,991,806, respectively)                   14,850,466          52,103,831          88,761,663
 Cash                                                   302,279             659,574          13,131,623
 Foreign currencies, at value (at cost $6,521,
    $178,674 and $934,393, respectively)                  7,898             170,207             948,725
 Restricted cash*                                       411,335           1,897,975           1,639,215
 Unrealized appreciation on forward
    foreign currency contracts                           60,695             171,445             306,923
 Receivables for:
    Investment funds sold                                53,386             170,366                  --
    Capital stock sold                                   85,132             401,778              83,139
    Distributions to shareowners                             --               1,758                  --
    Dividends                                           113,269             167,421             104,516
    Interest                                                685               2,020               3,439
 Due from Pioneer Investment
    Management, Inc.                                     40,556                  42                  67
 Variation margin for centrally cleared
    interest rate swap agreements                         9,347              26,220              33,274
 Other assets                                            21,360              21,628              17,731
-------------------------------------------------------------------------------------------------------
       Total assets                                 $59,047,271       $ 171,634,442      $  309,337,183
=======================================================================================================
LIABILITIES:
  Written options (premiums received $(6,809),
    $(38,911) and $(712,778), respectively)               9,578              54,731             717,188
  Unrealized depreciation on interest rate swaps          3,846              11,553              21,189
  Unrealized depreciation on forward
    foreign currency contracts                           81,834             261,792             420,748
  Payables for:
    Investment Funds purchased                           28,079             330,657             571,606
    Capital stock redeemed                                8,158             276,128             485,448
    Distributions to shareowners                          2,262                  --               2,583
  Variation margin for futures contracts                 16,844              19,930             197,249
  Due to affiliates                                      31,835              96,937             150,607
  Accrued expenses and other liabilities                 54,377              72,488             125,214
-------------------------------------------------------------------------------------------------------
       Total liabilities                             $  236,813       $    1,124,216     $    2,691,832
=======================================================================================================

* Represents restricted cash deposited at the custodian and/or counterparty for derivative contracts.

The accompanying notes are an integral part of these financial statements.

48 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-------------------------------------------------------------------------------------------------------
                                                    Pioneer           Pioneer            Pioneer
                                                    Solutions -       Solutions -        Solutions -
                                                    Conservative      Balanced           Growth
                                                    Fund              Fund               Fund
-------------------------------------------------------------------------------------------------------
NET ASSETS:
 Paid-in capital                                    $60,533,180       $170,089,717       $ 289,956,024
 Undistributed (distributions in excess of)
    net investment income                                25,110           (152,807)           (770,953)
 Accumulated net realized gain (loss) on
    investments, futures contracts, swap
    contracts, written options and foreign
    currency transactions                            (1,935,286)        (4,096,237)          6,214,977
 Net unrealized appreciation on investments             215,904          4,886,132          11,231,515
 Net unrealized appreciation (depreciation) on
    futures contracts                                    (1,464)           (84,824)            145,611
 Net unrealized depreciation on swap
    contracts                                            (5,171)           (16,318)            (27,788)
 Net unrealized depreciation on
    written options                                      (2,769)           (15,820)             (4,410)
 Net unrealized depreciation on forward foreign
    currency contracts and other assets and
    liabilities denominated in foreign currencies       (19,046)           (99,617)            (99,625)
-------------------------------------------------------------------------------------------------------
       Total net assets                             $58,810,458       $170,510,226       $ 306,645,351
=======================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of
  shares authorized)
  Net Assets of Class A Shares                      $43,363,663       $115,981,899       $ 234,937,710
  Net Assets of Class C Shares                      $15,330,188       $ 53,745,290       $  70,714,837
  Net Assets of Class R Shares                      $     8,631       $     19,481       $      26,137
  Net Assets of Class Y Shares                      $   107,976       $    763,556       $     966,667
  Class A Shares Outstanding                          4,271,246         10,333,806          18,814,551
  Class C Shares Outstanding                          1,556,941          5,195,193           6,000,736
  Class R Shares Outstanding                                852              1,743               2,105
  Class Y Shares Outstanding                             11,290             67,180              75,867
  Net Asset Value - Class A Shares                  $     10.15       $      11.22       $       12.49
  Net Asset Value - Class C Shares                  $      9.85       $      10.35       $       11.78
  Net Asset Value - Class R Shares                  $     10.13       $      11.18       $       12.42
  Net Asset Value - Class Y Shares                  $      9.56       $      11.37       $       12.74
MAXIMUM OFFERING PRICE:
  Class A (100 (divided by) 94.25 x net asset value
     per share)                                     $     10.77       $      11.90       $       13.25
=======================================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 49

Statements of Operations (unaudited)

For the Six Months Ended 1/31/17

-------------------------------------------------------------------------------------------------------
                                                    Pioneer           Pioneer            Pioneer
                                                    Solutions -       Solutions -        Solutions -
                                                    Conservative      Balanced           Growth
                                                    Fund              Fund               Fund
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend income from underlying
     affiliated funds                               $   772,752       $  1,865,682       $    2,689,408
   Dividend income from underlying
     unaffiliated funds                                 184,757            637,770              933,141
   Interest                                               9,743             24,279               45,342
-------------------------------------------------------------------------------------------------------
       Total Investment Income                      $   967,252       $  2,527,731       $    3,667,891
-------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                   $    40,945       $    116,775       $      201,597
  Transfer agent fees
    Class A                                              17,661             52,946              131,930
    Class C                                               6,544             16,097               30,068
    Class R                                                  26                 58                   98
    Class Y                                                 146                552                  802
  Distribution fees
    Class A                                              57,647            151,550              295,607
    Class C                                              83,873            287,265              363,146
    Class R                                                  22                 43                   55
  Shareholder communications expense                      6,621             22,975               52,372
  Administrative expense                                 20,345             47,506               83,783
  Custodian fees                                         21,033             25,811               17,365
  Registration fees                                      31,538             35,141               19,223
  Professional fees                                      19,726             21,018               28,894
  Printing fees                                           6,696              8,853                8,891
  Pricing fees                                              748                931                  791
  Fees and expenses of non-affiliated trustees            3,553              3,663                5,098
  Insurance expense                                         362              1,192                2,011
  Miscellaneous                                           4,116              4,856                7,041
-------------------------------------------------------------------------------------------------------
    Total expenses                                  $   321,602       $    797,232       $    1,248,772
    Less fees waived and expenses reimbursed
       by Pioneer Investment Management, Inc.       $   (38,240)      $        (59)      $          (91)
-------------------------------------------------------------------------------------------------------
    Net expenses                                    $   283,362       $    797,173       $    1,248,681
-------------------------------------------------------------------------------------------------------
       Net investment income                        $   683,890       $  1,730,558       $    2,419,210
=======================================================================================================

The accompanying notes are an integral part of these financial statements.

50 Pioneer Solutions Funds | Semiannual Report | 1/31/17

For the Six Months Ended 1/31/17

-------------------------------------------------------------------------------------------------------
                                                    Pioneer           Pioneer            Pioneer
                                                    Solutions -       Solutions -        Solutions -
                                                    Conservative      Balanced           Growth
                                                    Fund              Fund               Fund
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FUTURES CONTRACTS,
SWAP CONTRACTS, WRITTEN OPTIONS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Underlying affiliated funds                     $  (159,814)      $  1,631,526       $   6,026,671
    Underlying unaffiliated funds                      (137,135)          (923,975)         (2,371,185)
    Capital gain on distributions from
      underlying affiliated funds                       312,234          1,165,286           4,162,676
    Capital gain on distributions from
      underlying unaffiliated funds                      35,056            433,965             975,954
    Futures contracts                                  (593,708)        (2,234,233)           (784,862)
    Swap contracts                                     (128,341)          (394,595)           (655,496)
    Written options                                     (45,078)          (113,230)           (149,351)
    Forward foreign currency contracts and
      other assets and liabilities denominated
      in foreign currencies                             162,458            812,771             464,367
-------------------------------------------------------------------------------------------------------
                                                    $  (554,328)      $    377,515       $   7,668,774
-------------------------------------------------------------------------------------------------------
   Change in net unrealized appreciation
     (depreciation) on:
     Underlying affiliated funds                    $  (286,019)      $ (1,132,681)      $  (5,646,599)
     Underlying unaffiliated funds                     (357,756)          (237,866)          1,694,740
     Futures contracts                                  165,597            443,975           1,632,030
     Swap contracts                                     116,033            358,832             588,848
     Written options                                    (20,313)           (80,147)           (122,047)
     Forward foreign currency contracts and
       other assets and liabilities denominated
       in foreign currencies                              7,378             38,389             110,276
-------------------------------------------------------------------------------------------------------
                                                    $  (375,080)      $   (609,498)      $  (1,742,752)
-------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
    on investments, futures contracts,
    swap contracts, written options
    and forward foreign currency contracts
    and other assets and liabilities
    denominated in foreign currencies               $  (929,408)      $   (231,983)      $   5,926,022
-------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                       $  (245,518)      $  1,498,575       $   8,345,232
=======================================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 51

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------------
                                          Pioneer Solutions -                  Pioneer Solutions -
                                          Conservative Fund                       Balanced Fund
                                        ---------------------------------------------------------------
                                        Six Months                        Six Months
                                        Ended           Year              Ended           Year
                                        1/31/17         Ended             1/31/17         Ended
                                        (unaudited)     7/31/16           (unaudited)     7/31/16
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)            $   683,890     $ 1,452,905       $ 1,730,558     $  3,022,656
Net realized gain (loss) on
  investments, futures contracts,
  swap contracts, written options
  and forward foreign currency
  contracts and other assets
  and liabilities denominated
  in foreign currencies                    (554,328)       (934,959)          377,515       (2,330,784)
Change in net unrealized
  appreciation (depreciation) on
  investments, futures contracts,
  swap contracts, written options
  and forward foreign currency
  contracts and other assets
  and liabilities denominated
  in foreign currencies                    (375,080)       (250,550)         (609,498)      (6,511,117)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting
  from operations                       $  (245,518)    $   267,396       $ 1,498,575     $ (5,819,245)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.24, $0.29, $0.24
     and $0.27, respectively)           $(1,025,860)    $(1,205,906)      $(2,480,991)    $ (2,947,850)
  Class C ($0.15, $0.20, $0.16
     and $0.19, respectively)              (243,573)       (335,987)         (853,099)      (1,111,615)
  Class R ($0.21, $0.30, $0.23
     and $0.30, respectively)                  (182)           (253)             (382)            (257)
  Class Y ($0.24, $0.27, $0.27
     and $0.30, respectively)                (2,842)         (2,891)          (20,656)         (34,638)
  Net realized gain:
  Class A ($0.00, $1.13, $0.00
     and $0.86, respectively)                    --      (4,678,518)               --       (9,290,030)
  Class C ($0.00, $1.13, $0.00
     and $0.86, respectively)                    --      (1,937,019)               --       (5,108,460)
  Class R ($0.00, $1.13, $0.00
     and $0.86, respectively)                    --            (964)               --             (748)
  Class Y ($0.00, $1.13, $0.00
     and $0.86, respectively)                    --         (11,928)               --          (99,468)
-------------------------------------------------------------------------------------------------------
     Total distributions
       to shareowners                   $(1,272,457)    $(8,173,466)      $(3,355,128)   $ (18,593,066)
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

52 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-------------------------------------------------------------------------------------------------------
                                          Pioneer Solutions -                  Pioneer Solutions -
                                          Conservative Fund                       Balanced Fund
                                        ---------------------------------------------------------------
                                        Six Months                        Six Months
                                        Ended           Year              Ended           Year
                                        1/31/17         Ended             1/31/17         Ended
                                        (unaudited)     7/31/16           (unaudited)     7/31/16
-------------------------------------------------------------------------------------------------------
FROM FUND SHARE
TRANSACTIONS:
Net proceeds from sales or
  exchange of shares                    $ 6,168,103     $ 11,217,618      $ 10,902,997    $ 25,621,474
Reinvestment of distributions             1,195,200        7,555,353         3,207,398      17,128,419
Cost of shares repurchased              (11,220,735)     (16,852,509)      (27,916,476)    (48,922,888)
-------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets resulting from
       Fund share transactions           (3,857,432)       1,920,462       (13,806,081)     (6,172,995)
-------------------------------------------------------------------------------------------------------
     Net decrease in net assets         $(5,375,407)    $ (5,985,608)     $(15,662,634)   $(30,585,306)
NET ASSETS:
Beginning of period                      64,185,865       70,171,473       186,172,860     216,758,166
-------------------------------------------------------------------------------------------------------
End of period                           $58,810,458     $ 64,185,865      $170,510,226    $186,172,860
-------------------------------------------------------------------------------------------------------
Undistributed (distributions in
  excess of) net investment
  income, end of period                 $    25,110     $   613,677       $   (152,807)   $  1,471,763
=======================================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 53

-------------------------------------------------------------------------------------------------------
                                                                               Pioneer Solutions -
                                                                                  Growth Fund
                                                                          -----------------------------
                                                                          Six Months
                                                                          Ended           Year
                                                                          1/31/17         Ended
                                                                          (unaudited)     7/31/16
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                              $   2,419,210   $  3,091,367
Net realized gain (loss) on investments, futures contracts, swap contracts, written options and forward foreign currency
  contracts and other assets and liabilities denominated in
  foreign currencies                                                          7,668,774      1,560,401
Change in net unrealized appreciation (depreciation) on
  investments, futures contracts, swap contracts, written options and forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                          (1,742,752)   (18,517,160)
-------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
        from operations                                                   $   8,345,232   $(13,865,392)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.16 and $0.18, respectively)                                 $  (2,945,875)  $ (3,448,475)
  Class C ($0.07 and $0.09, respectively)                                      (430,655)      (630,056)
  Class R ($0.15 and $0.21, respectively)                                          (303)          (150)
  Class Y ($0.20 and $0.21, respectively)                                       (13,530)       (21,523)
Net realized gain:
  Class A ($0.07 and $0.84, respectively)                                    (1,223,872)   (16,258,476)
  Class C ($0.07 and $0.84, respectively)                                      (395,672)    (5,798,035)
  Class R ($0.07 and $0.84, respectively)                                          (131)          (610)
  Class Y ($0.07 and $0.84, respectively)                                        (4,528)       (88,090)
-------------------------------------------------------------------------------------------------------
       Total distributions to shareowners                                 $  (5,014,566)  $(26,245,415)
-------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or exchange of shares                             $  14,247,253   $ 35,429,202
Reinvestment of distributions                                                 4,856,065     24,660,959
Cost of shares repurchased                                                  (35,696,992)   (68,049,605)
-------------------------------------------------------------------------------------------------------
    Net decrease in net assets resulting from Fund
       share transactions                                                   (16,593,674)    (7,959,444)
-------------------------------------------------------------------------------------------------------
    Net decrease in net assets                                            $ (13,263,008)  $(48,070,251)
NET ASSETS:
Beginning of period                                                         319,908,359    367,978,610
-------------------------------------------------------------------------------------------------------
End of period                                                             $ 306,645,351   $319,908,359
-------------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income,
  end of period                                                           $    (770,953)  $    200,200
=======================================================================================================

The accompanying notes are an integral part of these financial statements.

54 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-----------------------------------------------------------------------------------------------------
                                                   Pioneer Solutions - Conservative Fund
                                  -------------------------------------------------------------------
                                  Six Months       Six Months
                                  Ended            Ended
                                  1/31/17          1/31/17              Year Ended       Year Ended
                                  Shares           Amount               7/31/16          7/31/16
                                  (unaudited)      (unaudited)          Shares           Amount
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                        476,275         $ 4,911,092           604,781         $ 6,405,174
Reinvestment of distributions       96,948             975,296           563,069           5,658,844
Less shares repurchased           (766,607)         (7,863,626)         (837,372)         (8,731,562)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease)     (193,384)        $(1,977,238)          330,478         $ 3,332,456
-----------------------------------------------------------------------------------------------------
Class C
Shares sold                        122,490         $ 1,213,749           455,131         $ 4,728,950
Reinvestment of distributions       22,350             218,134           193,437           1,886,018
Less shares repurchased           (335,672)         (3,331,057)         (763,235)         (7,953,081)
-----------------------------------------------------------------------------------------------------
      Net decrease                (190,832)        $(1,899,174)         (114,667)        $(1,338,113)
=====================================================================================================
Class Y
Shares sold                          4,491         $    43,262             7,768         $    83,494
Reinvestment of distributions          187               1,770             1,105              10,491
Less shares repurchased             (2,698)            (26,052)          (15,770)           (167,866)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease)        1,980         $    18,980            (6,897)        $   (73,881)
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 55

-----------------------------------------------------------------------------------------------------
                                                  Pioneer Solutions - Balanced Fund
                                 --------------------------------------------------------------------
                                 Six Months       Six Months
                                 Ended            Ended
                                 1/31/17          1/31/17              Year Ended       Year Ended
                                 Shares           Amount               7/31/16          7/31/16
                                 (unaudited)      (unaudited)          Shares           Amount
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                         502,106       $  5,645,050          1,047,166       $ 11,977,456
Reinvestment of distributions       221,950          2,448,106          1,084,238         12,067,537
Less shares repurchased          (1,456,942)       (16,402,751)        (2,084,317)       (23,686,989)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease)      (732,886)      $ (8,309,595)            47,087       $    358,004
=====================================================================================================
Class C
Shares sold                         484,977       $  5,003,978          1,189,840       $ 12,457,865
Reinvestment of distributions        72,786            740,963            481,229          4,947,038
Less shares repurchased          (1,056,703)       (10,915,444)        (2,287,374)       (24,045,545)
-----------------------------------------------------------------------------------------------------
      Net decrease                 (498,940)      $ (5,170,503)          (616,305)      $ (6,640,642)
=====================================================================================================
Class R
Shares sold                             443       $      4,965                748       $      8,215
Reinvestment of distributions            18                201                  9                 95
Less shares repurchased                  --                 --               (260)            (2,797)
-----------------------------------------------------------------------------------------------------
      Net increase                      461       $      5,166                497       $      5,513
=====================================================================================================
Class Y
Shares sold                          21,785       $    249,004            100,886       $  1,177,938
Reinvestment of distributions         1,623             18,128             10,102            113,749
Less shares repurchased             (52,358)          (598,281)          (104,875)        (1,187,557)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease)       (28,950)      $   (331,149)             6,113       $    104,130
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

56 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-------------------------------------------------------------------------------------------------------
                                                     Pioneer Solutions - Growth Fund
                                    -------------------------------------------------------------------
                                    Six Months       Six Months
                                    Ended            Ended
                                    1/31/17          1/31/17             Year Ended       Year Ended
                                    Shares           Amount              7/31/16          7/31/16
                                    (unaudited)      (unaudited)         Shares           Amount
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                            688,614       $  8,488,405         1,519,091       $ 18,784,192
Reinvestment of distributions          339,137          4,140,870         1,606,934         19,604,535
Less shares repurchased             (1,845,787)       (22,762,058)       (3,271,985)       (40,168,227)
-------------------------------------------------------------------------------------------------------
      Net decrease                    (818,036)      $(10,132,783)         (145,960)      $ (1,779,500)
-------------------------------------------------------------------------------------------------------
Class C
Shares sold                            467,531       $  5,428,142         1,378,968       $ 16,056,831
Reinvestment of distributions           60,880            701,942           431,217          4,971,978
Less shares repurchased             (1,066,010)       (12,375,211)       (2,353,490)       (27,028,433)
-------------------------------------------------------------------------------------------------------
      Net decrease                    (537,599)      $ (6,245,127)         (543,305)      $ (5,999,624)
=======================================================================================================
Class R
Shares sold                                574       $      7,040               784       $      9,204
Reinvestment of distributions               22                276                --                 --
Less shares repurchased                     --                 --                --                 --
-------------------------------------------------------------------------------------------------------
      Net increase                         596       $      7,316               784       $      9,204
=======================================================================================================
Class Y
Shares sold                             25,592       $    323,666            45,377       $    578,975
Reinvestment of distributions            1,041             12,977             6,788             84,446
Less shares repurchased                (44,648)          (559,723)          (68,556)          (852,945)
-------------------------------------------------------------------------------------------------------
      Net decrease                     (18,015)      $   (223,080)          (16,391)      $   (189,524)
=======================================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 57

---------------------------------------------------------------------------------------------------------------------------
                                                                            Pioneer Solutions - Conservative Fund
                                                              -------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year      Year      Year      Year
                                                              1/31/17      Ended     Ended     Ended     Ended     Ended
                                                              (unaudited)  7/31/16   7/31/15   7/31/14   7/31/13   7/31/12
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                          $ 10.41      $ 11.78   $ 11.86   $ 11.42   $ 10.73   $ 10.85
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.12      $  0.26   $  0.30   $  0.25   $  0.28   $  0.28
   Net realized and unrealized gain (loss) on investments       (0.14)       (0.21)    (0.07)     0.55      0.64     (0.09)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.02)     $  0.05   $  0.23   $  0.80   $  0.92   $  0.19
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.24)     $ (0.29)  $ (0.31)  $ (0.36)  $ (0.23)  $ (0.31)
   Net realized gain                                               --        (1.13)       --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.24)     $ (1.42)  $ (0.31)  $ (0.36)  $ (0.23)  $ (0.31)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.26)     $ (1.37)  $ (0.08)  $  0.44   $  0.69   $ (0.12)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 10.15      $ 10.41   $ 11.78   $ 11.86   $ 11.42   $ 10.73
===========================================================================================================================
Total return*                                                   (0.22)%**     0.89%     2.01%     7.10%     8.72%     1.85%
Ratio of net expenses to average net assets+                     0.70%***     0.70%     0.71%     0.76%     0.77%     0.78%
Ratio of net investment income to average net assets+            2.39%***     2.43%     2.53%     2.15%     2.51%     2.69%
Portfolio turnover rate                                            21%          23%      108%       12%       17%       20%
Net assets, end of period (in thousands)                      $43,364      $46,499   $48,721   $46,873   $44,239   $42,613
Ratios with no waivers of fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:                0.82%***     0.86%     0.79%     0.76%     0.77%     0.82%
   Total expenses to average net assets
Net investment income to average net assets                      2.27%***     2.27%     2.45%     2.15%     2.51%     2.65%
===========================================================================================================================

(a)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

58 Pioneer Solutions Funds | Semiannual Report | 1/31/17

---------------------------------------------------------------------------------------------------------------------------
                                                                            Pioneer Solutions - Conservative Fund
                                                              -------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year      Year      Year      Year
                                                              1/31/17      Ended     Ended     Ended     Ended     Ended
                                                              (unaudited)  7/31/16   7/31/15   7/31/14   7/31/13   7/31/12
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $ 10.06      $ 11.41   $ 11.51   $ 11.09   $ 10.44   $ 10.56
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.08      $  0.17   $  0.19   $  0.16   $  0.18   $  0.20
   Net realized and unrealized gain (loss) on investments       (0.14)       (0.19)    (0.06)     0.54      0.63     (0.09)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.06)     $ (0.02)  $  0.13   $  0.70   $  0.81   $  0.11
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.15)     $ (0.20)  $ (0.23)  $ (0.28)  $ (0.16)  $ (0.23)
   Net realized gain                                               --        (1.13)       --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.15)     $ (1.33)  $ (0.23)  $ (0.28)  $ (0.16)  $ (0.23)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.21)     $ (1.35)  $ (0.10)  $  0.42   $  0.65   $ (0.12)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.85      $ 10.06   $ 11.41   $ 11.51   $ 11.09   $ 10.44
===========================================================================================================================
Total return*                                                   (0.56)%**     0.18%     1.15%     6.42%     7.83%     1.16%
Ratio of net expenses to average net assets+                     1.45%***     1.45%     1.45%     1.49%     1.51%     1.56%
Ratio of net investment income to average net assets+            1.58%***     1.69%     1.69%     1.40%     1.70%     1.91%
Portfolio turnover rate                                            21%          23%      108%       12%       17%       20%
Net assets, end of period (in thousands)                      $15,330      $17,586   $21,260   $22,290   $20,542   $16,257
Ratios with no waivers of fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:                1.56%***     1.59%     1.53%     1.49%     1.51%     1.56%
   Total expenses to average net assets
   Net investment income to average net assets                   1.47%***     1.55%     1.61%     1.40%     1.70%     1.91%
===========================================================================================================================

(a)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 59

-----------------------------------------------------------------------------------------
                                                                Pioneer Solutions -
                                                                Conservative Fund
                                                    -------------------------------------
                                                    Six Months
                                                    Ended        Year
                                                    1/31/17      Ended     7/1/15 to
                                                    (unaudited)  7/31/16   7/31/15
-----------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                $ 10.38      $ 11.78   $   11.74
-----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                         $  0.11      $  0.25   $    0.02
  Net realized and unrealized gain (loss)
     on investments                                   (0.15)       (0.22)       0.02
-----------------------------------------------------------------------------------------
Net increase (decrease) from investment operations  $ (0.04)     $  0.03   $    0.04
-----------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                             $ (0.21)     $ (0.30)  $      --
  Net realized gain                                      --        (1.13)         --
-----------------------------------------------------------------------------------------
Total distributions to shareowners                  $ (0.21)     $ (1.43)  $      --
-----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          $ (0.25)     $ (1.40)  $    0.04
-----------------------------------------------------------------------------------------
Net asset value, end of period                      $ 10.13      $ 10.38   $   11.78
=========================================================================================
Total return*                                         (0.33)%**     0.66%       0.34%**
Ratio of net expenses to average net assets+           0.90%***     0.90%       0.93%***
Ratio of net investment income to average
  net assets+                                          2.17%***     2.30%       1.58%***
Portfolio turnover rate                                  21%          23%        108%
Net assets, end of period (in thousands)            $     9      $     9   $      10
Ratios with no waivers of fees and assumption of
  expenses by PIM and no reduction for fees
  paid indirectly:
  Total expenses to average net assets                 1.81%***     1.50%       1.41%***
  Net investment income to average net assets          1.26%***     1.70%       1.10%***
=========================================================================================

(a)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

60 Pioneer Solutions Funds | Semiannual Report | 1/31/17

---------------------------------------------------------------------------------------------------------------------------
                                                                         Pioneer Solutions - Conservative Fund
                                                              -------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year      Year      Year      Year
                                                              1/31/17      Ended     Ended     Ended     Ended     Ended
                                                              (unaudited)  7/31/16   7/31/15   7/31/14   7/31/13   7/31/12
---------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $  9.83      $ 11.18   $ 11.32   $ 10.86   $ 10.21   $ 10.41
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.12      $  0.24   $  0.21   $  0.24   $  0.20   $  0.13
   Net realized and unrealized gain (loss) on investments       (0.15)       (0.19)    (0.01)     0.49      0.61     (0.10)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.03)     $  0.05   $  0.20   $  0.73   $  0.81   $  0.03
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.24)     $ (0.27)  $ (0.34)  $ (0.27)  $ (0.16)  $ (0.23)
   Net realized gain                                               --        (1.13)       --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.24)     $ (1.40)  $ (0.34)  $ (0.27)  $ (0.16)  $ (0.23)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.27)     $ (1.35)  $ (0.14)  $  0.46   $  0.65   $ (0.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.56      $  9.83   $ 11.18   $ 11.32   $ 10.86   $ 10.21
===========================================================================================================================
Total return*                                                   (0.24)%**     0.95%     1.81%     6.83%     8.00%     0.34%
Ratio of net expenses to average net assets+                     0.65%***     0.65%     0.98%     0.98%     1.43%     2.26%
Ratio of net investment income to average net assets+            2.42%***     2.37%     1.84%     2.13%     1.88%     1.28%
Portfolio turnover rate                                            21%          23%      108%       12%       17%       20%
Net assets, end of period (in thousands)                      $   108      $    92   $   181   $   123   $   141   $    65
Ratios with no waivers of fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:                0.87%***     0.82%     0.98%     0.98%     1.43%     2.26%
   Total expenses to average net assets
   Net investment income to average net assets                   2.20%***     2.19%     1.84%     2.13%     1.88%     1.28%
===========================================================================================================================

(a)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 61

----------------------------------------------------------------------------------------------------------------------------------
                                                                                Pioneer Solutions - Balanced Fund
                                                             ---------------------------------------------------------------------
                                                             Six Months
                                                             Ended         Year        Year       Year       Year         Year
                                                             1/31/17       Ended       Ended      Ended      Ended        Ended
                                                             (unaudited)   7/31/16     7/31/15    7/31/14    7/31/13      7/31/12
----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  11.35      $  12.78    $  12.73   $  11.72   $  10.46   $  10.74
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                 $   0.12      $   0.20    $   0.29   $   0.19   $   0.21   $   0.18
   Net realized and unrealized gain (loss) on investments       (0.01)        (0.50)       0.12       1.03       1.27      (0.22)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   0.11      $  (0.30)   $   0.41   $   1.22   $   1.48   $  (0.04)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $  (0.24)     $  (0.27)   $  (0.36)  $  (0.21)  $  (0.22)  $  (0.24)
   Net realized gain                                               --         (0.86)         --         --         --         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                           $  (0.24)     $  (1.13)   $  (0.36)  $  (0.21)  $  (0.22)  $  (0.24)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (0.13)     $  (1.43)   $   0.05   $   1.01   $   1.26   $  (0.28)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  11.22      $  11.35    $  12.78   $  12.73   $  11.72   $  10.46
==================================================================================================================================
Total return*                                                    1.01%**      (2.11)%      3.33%     10.48%     14.32%     (0.27)%
Ratio of net expenses to average net assets+                     0.66%***      0.67%       0.66%      0.64%      0.66%      0.72%
Ratio of net investment income to average net assets+            2.16%***      1.77%       2.25%      1.57%      1.85%      1.75%
Portfolio turnover rate                                            16%           16%         89%        10%         9%         9%
Net assets, end of period (in thousands)                     $115,982      $125,608    $140,863   $136,511   $128,425   $118,833
Ratios with no waivers of fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:                0.66%***      0.67%       0.66%      0.64%      0.66%      0.72%
   Total expenses to average net assets
   Net investment income to average net assets                   2.16%***      1.77%       2.25%      1.57%      1.85%      1.75%
==================================================================================================================================

(a)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

62 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-----------------------------------------------------------------------------------------------------------------------------
                                                                           Pioneer Solutions - Balanced Fund
                                                              ---------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year       Year      Year      Year      Year
                                                              1/31/17      Ended      Ended     Ended     Ended     Ended
                                                              (unaudited)  7/31/16    7/31/15   7/31/14   7/31/13   7/31/12
-----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $ 10.44      $ 11.84    $ 11.82   $ 10.92   $  9.77   $ 10.07
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.07      $  0.12    $  0.17   $  0.09   $  0.12   $  0.10
   Net realized and unrealized gain (loss) on investments          --        (0.47)      0.14      0.96      1.19     (0.22)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.07      $ (0.35)   $  0.31   $  1.05   $  1.31   $ (0.12)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.16)     $ (0.19)   $ (0.29)  $ (0.15)  $ (0.16)  $ (0.18)
   Net realized gain                                               --        (0.86)        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.16)     $ (1.05)   $ (0.29)  $ (0.15)  $ (0.16)  $ (0.18)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.09)     $ (1.40)   $  0.02   $  0.90   $  1.15   $ (0.30)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 10.35      $ 10.44    $ 11.84   $ 11.82   $ 10.92   $  9.77
-----------------------------------------------------------------------------------------------------------------------------
Total return*                                                    0.71%**     (2.81)%     2.64%     9.70%    13.56%    (1.08)%
=============================================================================================================================
Ratio of net expenses to average net assets+                     1.37%***     1.37%      1.35%     1.33%     1.34%     1.41%
Ratio of net investment income to average net assets+            1.44%***     1.10%      1.44%     0.81%     1.15%     1.06%
Portfolio turnover rate                                            16%          16%        89%       10%        9%        9%
Net assets, end of period (in thousands)                      $53,745      $59,444    $74,720   $75,377   $64,989   $53,594
Ratios with no waivers of fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:                1.37%***     1.37%      1.35%     1.33%     1.34%     1.41%
   Total expenses to average net assets
   Net investment income to average net assets                   1.44%***     1.10%      1.44%     1.44%     1.15%     1.06%
=============================================================================================================================

(a)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 63

-------------------------------------------------------------------------------------------------------------------------
                                                                                        Pioneer Solutions -
                                                                                          Balanced Fund
                                                                      ---------------------------------------------------
                                                                      Six Months
                                                                      Ended               Year
                                                                      1/31/17             Ended             7/1/15 to
                                                                      (unaudited)         7/31/16           7/31/15
-------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                  $ 11.30             $ 12.78           $   12.74
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                           $  0.12             $  0.15           $    0.01
  Net realized and unrealized gain (loss)
     on investments                                                     (0.01)              (0.47)               0.03
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                    $  0.11             $ (0.32)          $    0.04
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                               $ (0.23)            $ (0.30)          $      --
  Net realized gain                                                        --               (0.86)                 --
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                    $ (0.23)            $ (1.16)          $      --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $ (0.12)            $ (1.48)          $    0.04
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 11.18             $ 11.30           $   12.78
=========================================================================================================================
Total return*                                                            1.02%**            (2.34)%              0.31%**
Ratio of net expenses to average net assets+                             0.90%***            0.90%               0.93%***
Ratio of net investment income to average
  net assets+                                                            2.18%***            1.28%               0.66%***
Portfolio turnover rate                                                    16%                 16%                 89%
Net assets, end of period (in thousands)                              $    19             $    14           $      10
Ratios with no waivers of fees and assumption
  of expenses by PIM and no reduction for fees
  paid indirectly:
  Total expenses to average net assets                                   1.59%***            1.58%               1.00%***
  Net investment income to average net assets                            1.49%***            0.60%               0.58%***
=========================================================================================================================

(a)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

64 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-------------------------------------------------------------------------------------------------------------------------------
                                                                             Pioneer Solutions - Balanced Fund
                                                              -----------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year       Year      Year      Year      Year
                                                              1/31/17      Ended      Ended     Ended     Ended     Ended
                                                              (unaudited)  7/31/16    7/31/15   7/31/14   7/31/13   7/31/12
-------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $ 11.51      $ 12.94    $ 12.88   $ 11.86   $ 10.58   $ 10.88
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.12      $  0.26    $  0.37   $  0.23   $  0.25   $  0.22
   Net realized and unrealized gain (loss) on investments        0.01        (0.53)      0.09      1.03      1.28     (0.23)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.13      $ (0.27)   $  0.46   $  1.26   $  1.53   $ (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.27)     $ (0.30)   $ (0.40)  $ (0.24)  $ (0.25)  $ (0.29)
   Net realized gain                                               --        (0.86)        --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.27)     $ (1.16)   $ (0.40)  $ (0.24)  $ (0.25)  $ (0.29)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.14)     $ (1.43)   $  0.06   $  1.02   $  1.28   $ (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.37      $ 11.51    $ 12.94   $ 12.88   $ 11.86   $ 10.58
===============================================================================================================================
Total return*                                                    1.19%**     (1.85)%     3.63%    10.68%    14.68%     0.00%(b)
Ratio of net expenses to average net assets+                     0.48%***     0.40%      0.36%     0.40%     0.36%     0.38%
Ratio of net investment income to average net assets+            2.11%***     2.22%      2.92%     1.88%     2.26%     2.14%
Portfolio turnover rate                                            16%          16%        89%       10%        9%        9%
Net assets, end of period (in thousands)                      $   764      $ 1,107    $ 1,165   $ 3,239   $ 4,134   $ 5,208
Ratios with no waivers of fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:                0.48%***     0.40%      0.36%     0.40%     0.36%     0.38%
   Total expenses to average net assets
   Net investment income to average net assets                   2.11%***     2.22%      2.92%     1.88%     2.26%     2.14%
===============================================================================================================================

(a)  Calculated using average shares outstanding for the period.

(b)  Amount rounds to less than 0.01%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 65

----------------------------------------------------------------------------------------------------------------------------------
                                                                               Pioneer Solutions - Growth Fund
                                                             ---------------------------------------------------------------------
                                                             Six Months
                                                             Ended         Year        Year       Year       Year       Year
                                                             1/31/17       Ended       Ended      Ended      Ended      Ended
                                                             (unaudited)   7/31/16     7/31/15    7/31/14    7/31/13    7/31/12
----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  12.36      $  13.84    $  13.60   $  12.32   $  10.75   $  11.09
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                 $   0.11      $   0.13    $   0.29   $   0.16   $   0.17   $   0.14
   Net realized and unrealized gain (loss) on investments        0.25         (0.59)       0.38       1.31       1.57      (0.29)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   0.36      $  (0.46)   $   0.67   $   1.47   $   1.74   $  (0.15)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $  (0.16)     $  (0.18)   $  (0.43)  $  (0.19)  $  (0.17)  $  (0.19)
   Net realized gain                                            (0.07)        (0.84)         --         --         --         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                           $  (0.23)     $  (1.02)   $  (0.43)  $  (0.19)  $  (0.17)  $  (0.19)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   0.13      $  (1.48)   $   0.24   $   1.28   $   1.57   $  (0.34)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  12.49      $  12.36    $  13.84   $  13.60   $  12.32   $  10.75
==================================================================================================================================
Total return*                                                    2.90%**      (3.23)%      5.08%     11.96%     16.40%     (1.31)%
Ratio of net expenses to average net assets+                     0.64%***      0.65%       0.69%      0.68%      0.69%      0.76%
Ratio of net investment income to average net assets+            1.74%***      1.08%       2.15%      1.24%      1.50%      1.29%
Portfolio turnover rate                                            18%           10%         98%         8%         6%         7%
Net assets, end of period (in thousands)                     $234,938      $242,649    $273,763   $163,349   $149,586   $134,988
Ratios with no waivers of fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:                0.64%***      0.65%       0.69%      0.68%      0.69%      0.76%
   Total expenses to average net assets
   Net investment income to average net assets                   1.74%***      1.08%       2.15%      1.24%      1.50%      1.29%
==================================================================================================================================

(a)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

66 Pioneer Solutions Funds | Semiannual Report | 1/31/17

------------------------------------------------------------------------------------------------------------------------------
                                                                            Pioneer Solutions - Growth Fund
                                                              ----------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year       Year      Year      Year      Year
                                                              1/31/17      Ended      Ended     Ended     Ended     Ended
                                                              (unaudited)  7/31/16    7/31/15   7/31/14   7/31/13   7/31/12
------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $ 11.63      $ 13.08    $ 12.82   $ 11.65   $ 10.18   $ 10.50
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.06      $  0.05    $  0.12   $  0.06   $  0.09   $  0.06
   Net realized and unrealized gain (loss) on investments        0.23        (0.57)      0.43      1.23      1.48     (0.27)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.29      $ (0.52)   $  0.55   $  1.29   $  1.57   $ (0.21)
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.07)     $ (0.09)   $ (0.29)  $ (0.12)  $ (0.10)  $ (0.11)
   Net realized gain                                            (0.07)       (0.84)        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.14)     $ (0.93)   $ (0.29)  $ (0.12)  $ (0.10)  $ (0.11)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.15      $ (1.45)   $  0.26   $  1.17   $  1.47   $ (0.32)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.78      $ 11.63    $ 13.08   $ 12.82   $ 11.65   $ 10.18
==============================================================================================================================
Total return*                                                    3.59%**     (3.89)%     4.36%    11.09%    15.58%    (1.91)%
Ratio of net expenses to average net assets+                     1.35%***     1.35%      1.38%     1.37%     1.40%     1.46%
Ratio of net investment income to average net assets+            0.97%***     0.47%      0.95%     0.46%     0.78%     0.59%
Portfolio turnover rate                                            18%          10%        98%        8%        6%        7%
Net assets, end of period (in thousands)                      $70,715      $76,055    $92,650   $63,333   $53,032   $45,570
Ratios with no waivers of fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:                1.35%***     1.35%      1.38%     1.37%     1.40%     1.46%
   Total expenses to average net assets
   Net investment income to average net assets                   0.97%***     0.47%      0.95%     0.46%     0.78%     0.59%
==============================================================================================================================

(a)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 67

-------------------------------------------------------------------------------------------------------------------------
                                                                                 Pioneer Solutions -
                                                                                    Growth Fund
                                                                     ----------------------------------------------------
                                                                     Six Months
                                                                     Ended               Year
                                                                     1/31/17             Ended            7/1/15 to
                                                                     (unaudited)         7/31/16          7/31/15
-------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                 $ 12.30             $ 13.84          $   13.78
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                          $  0.12             $  0.02          $   (0.00)(b)
  Net realized and unrealized gain (loss)
     on investments                                                     0.22               (0.51)              0.06
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                   $  0.34             $ (0.49)         $    0.06
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                              $ (0.15)            $ (0.21)         $      --
  Net realized gain                                                    (0.07)              (0.84)                --
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                   $ (0.22)            $ (1.05)         $      --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $  0.12             $ (1.54)         $    0.06
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 12.42             $ 12.30          $   13.84
=========================================================================================================================
Total return*                                                           2.78%**            (3.47)%             0.44%**
Ratio of net expenses to average net assets+                            0.90%***            0.90%              0.89%***
Ratio of net investment income to average
  net assets+                                                           1.88%***            0.18%             (0.38)%***
Portfolio turnover rate                                                   18%                 10%                98%
Net assets, end of period (in thousands)                             $    26             $    19          $      10
Ratios with no waivers of fees and assumption
  of expenses by PIM and no reduction for fees
  paid indirectly:
  Total expenses to average net assets                                  1.71%***            1.22%              0.89%***
  Net investment income to average net assets                           1.07%***           (0.14)%            (0.38)%***
=========================================================================================================================

(a) Calculated using average shares outstanding for the period.

(b)  Amount rounds to greater than $(0.005) per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

68 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-----------------------------------------------------------------------------------------------------------------------------
                                                                           Pioneer Solutions - Growth Fund
                                                              ---------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year       Year      Year      Year      Year
                                                              1/31/17      Ended      Ended     Ended     Ended     Ended
                                                              (unaudited)  7/31/16    7/31/15   7/31/14   7/31/13   7/31/12
-----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $ 12.63      $ 14.11    $ 13.88   $ 12.56   $ 10.95   $ 11.45
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.08      $  0.19    $  0.26   $  0.28   $  0.20   $  0.17
   Net realized and unrealized gain (loss) on investments        0.30        (0.62)      0.46      1.25      1.61     (0.44)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.38      $ (0.43)   $  0.72   $  1.53   $  1.81   $ (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.20)     $ (0.21)   $ (0.49)  $ (0.21)  $ (0.20)  $ (0.23)
   Net realized gain                                            (0.07)       (0.84)        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.27)     $ (1.05)   $ (0.49)  $ (0.21)  $ (0.20)  $ (0.23)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.11      $ (1.48)   $  0.23   $  1.32   $  1.61   $ (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 12.74      $ 12.63    $ 14.11   $ 13.88   $ 12.56   $ 10.95
=============================================================================================================================
Total return*                                                    2.99%**     (2.96)%     5.30%    12.25%    16.70%    (2.28)%
Ratio of net expenses to average net assets+                     0.44%***     0.37%      0.47%     0.40%     0.44%     0.50%
Ratio of net investment income to average net assets+            1.32%***     1.53%      1.87%     2.10%     1.71%     1.60%
Portfolio turnover rate                                            18%          10%        98%        8%        6%        7%
Net assets, end of period (in thousands)                      $   967      $ 1,186    $ 1,556   $ 1,031   $ 1,314   $ 2,012
Ratios with no waivers of fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:
   Total expenses to average net assets                          0.44%***     0.37%      0.47%     0.40%     0.44%     0.50%
   Net investment income to average net assets                   1.32%***     1.53%      1.87%     2.10%     1.71%     1.60%
=============================================================================================================================

(a)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 69

Notes to Financial Statements | 1/31/17 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Asset Allocation Trust (the "Trust") is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of three separate funds (each, a "Fund," and collectively, the "Funds"), each issuing four classes of shares as follows:

Pioneer Solutions - Conservative Fund ("Conservative Fund")

Pioneer Solutions - Growth Fund ("Growth Fund")

Pioneer Solutions - Balanced Fund ("Balanced Fund").

The investment objective of each of the Conservative Fund, the Growth Fund and the Balanced Fund is to seek long-term capital growth and current income.

Each Fund is a "fund of funds". Each Fund seeks to achieve its investment objective by investing primarily in other funds ("underlying funds"). Each Fund may also invest directly in securities and use derivatives. Each Fund invests mainly in funds managed by Pioneer Investment Management, Inc. (PIM). Each Fund may also invest in unaffiliated mutual funds or exchange-traded funds (ETFs). The Funds indirectly pay a portion of the expenses incurred by underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the applicable underlying funds.

Each Fund offers four classes of shares designated as Class A, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record

70 Pioneer Solutions Funds | Semiannual Report | 1/31/17 date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP) that require the management of the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Each Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

A.   Security Valuation

     The net asset value of the Funds are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value. Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.

     Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.

     Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 71

     Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.

     Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter ("OTC") options and options on swaps ("swaptions") are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.

     Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

     Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of

     Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees. Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Funds may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of each Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of each Fund's securities may differ significantly from exchange prices and such differences could be material.

     At January 31, 2017, the Funds held no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

72 Pioneer Solutions Funds | Semiannual Report | 1/31/17

B.   Investment Income and Transactions

     Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Funds may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Funds' financial statements. The Funds record realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

E.   Federal Income Taxes

     It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 73

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2016 were as follows:

     ---------------------------------------------------------------------------
                                                                     2016
     ---------------------------------------------------------------------------
     Conservative Fund
     Distributions paid from:
     Ordinary income                                                 $ 1,550,713
     Long-term capital gains                                           6,622,753
     ---------------------------------------------------------------------------
       Total                                                         $ 8,173,466
     ---------------------------------------------------------------------------
     Balanced Fund
     Distributions paid from:
     Ordinary income                                                 $ 4,100,023
     Long-term capital gains                                          14,493,043
     ---------------------------------------------------------------------------
       Total                                                         $18,593,066
     ---------------------------------------------------------------------------
     Growth Fund
     Distributions paid from:
     Ordinary income                                                 $ 3,637,690
     Long-term capital gains                                          22,607,725
     ---------------------------------------------------------------------------
       Total                                                         $26,245,415
     ---------------------------------------------------------------------------

     The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2016:

     ---------------------------------------------------------------------------
                                 Conservative Fund   Balanced Fund   Growth Fund
     ---------------------------------------------------------------------------
     Undistributed ordinary
       income                    $      593,085      $ 1,350,820     $        --
     Undistributed long-term
       capital gains                         --               --         889,982
     Capital loss carryforward       (1,104,901)      (3,254,588)             --
     Unrealized appreciation/
       depreciation                     307,069        4,180,830      12,468,679
     ---------------------------------------------------------------------------
       Total                     $     (204,747)     $ 2,277,062     $13,358,661
     ---------------------------------------------------------------------------

     The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales.

74 Pioneer Solutions Funds | Semiannual Report | 1/31/17

F.   Fund Shares

     The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit, earned the following in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2017:

     ---------------------------------------------------------------------------
     Fund                                                                Amount
     ---------------------------------------------------------------------------
     Conservative Fund                                                   $ 7,150
     Balanced Fund                                                        13,965
     Growth Fund                                                          30,960

G.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent, for its services are allocated among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
     Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.

H.   Risks

     Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. Some of the underlying funds can invest in either high yield securities or small/emerging growth companies.

     Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Funds' principal risks. Please refer to that document when considering the Funds' principal risks.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 75

I.   Futures Contracts

     The Funds may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Funds are traded on a futures exchange. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange.

     The amount of cash deposited with the broker as collateral at January 31, 2017, and is included in "Restricted Cash" in the Statement of Assets and Liabilities, was as follows:

     ---------------------------------------------------------------------------
                               Conservative         Balanced       Growth
                               Fund                 Fund           Fund
     ---------------------------------------------------------------------------
     Futures Collateral        $272,618             $1,100,419     $   1,683,656

     Subsequent payments for futures contracts ("variation margin") are paid or received by the Funds, depending on the daily fluctuation in the value of the contracts, and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds realize a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. The use of futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the six months ended January 31, 2017, was as follows:

     ---------------------------------------------------------------------------
                               Conservative         Balanced       Growth
                               Fund                 Fund           Fund
     ---------------------------------------------------------------------------
                               $(378,264)           $(5,691,854)   $(13,084,000)

76 Pioneer Solutions Funds | Semiannual Report | 1/31/17

At January 31, 2017, open futures contracts were as follows:

Pioneer Solutions - Conservative Fund

     -----------------------------------------------------------------------------------------------------------
                                                  Number of                                       Unrealized
                                                  Contracts        Settlement                     Appreciation
     Type                      Counterparty       Long/(Short)     Month         Value            (Depreciation)
     -----------------------------------------------------------------------------------------------------------
     E-Mini NASDAQ 100         Societe
                               Generale             3              3/17          $   306,765      $  3,324
     E-Mini S&P 500            Morgan Stanley
                               & Co.                2              3/17              227,450          (173)
     E-Mini XAI Industrial     Morgan Stanley
                               & Co.               (5)             3/17             (316,500)         (442)
     Euro BUXL
        30 Year Bond           UBS AG              (6)             3/17           (1,083,205)        4,384
     Euro Stoxx 50             Morgan Stanley
                               & Co.              (18)             3/17             (628,544)      (10,729)
     Euro-Bund                 UBS AG              12              3/17            2,100,718         2,578
     Euro-Schatz               UBS AG             (44)             3/17           (5,331,697)       (6,057)
     FTSE 100                  Credit Suisse        3              3/17              265,834        (7,723)
     FTSE 250                  Credit Suisse       (7)             3/17             (318,983)        2,859
     H-Shares Index            UBS AG             (12)             3/17             (760,715)      (26,525)
     Japan 10 Year Bond        UBS AG              (1)             3/17           (1,328,666)        1,950
     MINI DJIA                 Societe
                               Generale            (3)             3/17             (296,880)          211
     Nikkei 225 (SGX)          UBS AG              12              3/17            1,010,062        23,810
     S&P/TSX 60                Morgan Stanley
                               & Co.                2              3/17              278,675         3,344
     Stoxx 600 AUTO            Societe
                               Generale            22              3/17              650,517        20,643
     Stoxx Europe 600          Credit Suisse      (35)             3/17             (677,597)      (13,301)
     U.S. 5 Year Note          UBS AG              60              3/17            7,072,031        (8,437)
     U.S. 10 Year Note         UBS AG              21              3/17            2,613,844       (10,172)
     U.S. Ultra Bond           UBS AG             (10)             3/17           (1,606,875)       19,063
     XAK Technology            Morgan Stanley
                               & Co.                6              3/17              300,600         5,389
     MSCI World IX             Societe
                               Generale            (6)             6/17             (297,840)       (5,460)
     -----------------------------------------------------------------------------------------------------------
                                                                                 $ 2,178,994      $ (1,464)
     ===========================================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 77

Pioneer Solutions - Balanced Fund

     -----------------------------------------------------------------------------------------------------------
                                                  Number of                                       Unrealized
                                                  Contracts        Settlement                     Appreciation
     Type                      Counterparty       Long/(Short)     Month         Value            (Depreciation)
     -----------------------------------------------------------------------------------------------------------
     E-Mini NASDAQ 100         Societe
                               Generale              9             3/17          $    920,295     $    9,975
     E-Mini S&P 500            Morgan Stanley
                               & Co.               (30)            3/17            (3,411,750)       (14,438)
     E-Mini XAI Industrial     Morgan Stanley
                               & Co.               (14)            3/17              (886,199)        (1,238)
     Euro BUXL
        30 Year Bond           UBS AG              (19)            3/17            (3,430,150)        12,374
     Euro Stoxx 50             Morgan Stanley
                               & Co.              (146)            3/17            (5,098,191)       (87,020)
     Euro-Bund                 UBS AG               37             3/17             6,477,215          7,832
     Euro-Schatz               UBS AG             (130)            3/17           (15,752,742)       (17,897)
     FTSE 100                  Credit Suisse        10             3/17               886,113        (25,743)
     FTSE 250                  Credit Suisse       (19)            3/17              (865,811)         7,760
     H-Shares Index            UBS AG              (35)            3/17            (2,218,753)       (77,364)
     Japan 10 Year Bond        UBS AG               (3)            3/17            (3,985,994)         5,851
     MINI DJIA                 Societe
                               Generale             (9)            3/17              (890,640)           632
     Nikkei 225 (SGX)          UBS AG               28             3/17             2,356,810         56,721
     S&P/TSX 60                Morgan Stanley
                               & Co.                 7             3/17               975,362         11,706
     Stoxx 600 AUTO            Societe
                               Generale             66             3/17             1,951,551         61,929
     Stoxx Europe 600          Credit Suisse      (101)            3/17            (1,955,352)       (38,382)
     U.S. 5 Year Note          UBS AG              174             3/17            20,508,891        (24,469)
     U.S. 10 Year Note         UBS AG               56             3/17             6,970,250        (27,125)
     U.S. Ultra Bond           UBS AG              (28)            3/17            (4,499,250)        53,374
     XAK Technology            Morgan Stanley
                               & Co.                18             3/17               901,800         16,167
     MSCI World IX             Societe
                               Generale            (17)            6/17              (843,880)      (15,469)
     -----------------------------------------------------------------------------------------------------------
                                                                                 $ (1,890,425)    $ (84,824)
     ===========================================================================================================

78 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Pioneer Solutions - Growth Fund

     -----------------------------------------------------------------------------------------------------------
                                                  Number of                                       Unrealized
                                                  Contracts        Settlement                     Appreciation
     Type                      Counterparty       Long/(Short)     Month         Value            (Depreciation)
     -----------------------------------------------------------------------------------------------------------
     E-Mini NASDAQ 100         Societe
                               Generale             15             3/17          $  1,533,825     $  16,625
     E-Mini S&P 500            Morgan Stanley
                               & Co.                21             3/17             2,388,225        10,004
     E-Mini XAI Industrial     Morgan Stanley
                               & Co.               (24)            3/17            (1,519,200)       (2,122)
     Euro BUXL 30
       Year Bond               UBS AG              (33)            3/17            (5,957,628)       19,587
     Euro Stoxx 50             Morgan Stanley
                               & Co.              (141)            3/17            (4,923,595)      (84,040)
     Euro-Bund                 UBS AG               65             3/17            11,378,891        13,377
     Euro-Schatz               UBS AG             (218)            3/17           (26,416,136)      (30,012)
     FTSE 100                  Credit Suisse        17             3/17             1,506,391       (43,763)
     FTSE 250                  Credit Suisse       (34)            3/17            (1,549,346)       13,886
     H-Shares Index            UBS AG              (59)            3/17            (3,740,184)     (130,414)
     Japan 10 Year Bond        UBS AG               (5)            3/17            (6,643,324)        9,751
     MINI DJIA                 Societe
                               Generale            (15)            3/17            (1,484,400)        1,053
     Nikkei 225 (SGX)          UBS AG              133             3/17            11,194,850       269,800
     S&P/TSX 60                Morgan Stanley
                               & Co.                12             3/17             1,672,049        20,067
     Stoxx 600 AUTO            Societe
                               Generale            111             3/17             3,282,154       104,154
     Stoxx Europe 600          Credit Suisse      (174)            3/17            (3,368,625)      (66,123)
     U.S. 5 Year Note          UBS AG              296             3/17            34,888,688       (41,625)
     U.S. 10 Year Note         UBS AG               49             3/17             6,098,969       (23,734)
     U.S. Ultra Bond           UBS AG              (46)            3/17            (7,391,625)       87,688
     XAK Technology            Morgan Stanley
                               & Co.                31             3/17             1,553,100        27,842
     MSCI World IX             Societe
                               Generale            (29)            6/17            (1,439,560)      (26,390)
     -----------------------------------------------------------------------------------------------------------
                                                                                 $ 11,063,519     $ 145,611
     ===========================================================================================================

J.   Option Writing

     The Funds may write put and covered call options to seek to increase total return. When an option is written, the Funds receive a premium and become obligated to purchase or sell the underlying security at a fixed price upon the exercise of the option. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 79 purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

     Written call and put option contracts outstanding at period end are listed at the end of each Fund's Schedule of Investments. The average value of written option contracts open during the six months ended January 31, 2017 was as follows:

     ----------------------------------------------------------------------------
                                     Conservative    Balanced       Growth
                                     Fund            Fund           Fund
     ----------------------------------------------------------------------------
                                     $(29,294)       $(87,147)      $(251,507)

     Transactions in written options for the six months ended January 31, 2017 are summarized as follows:

     Pioneer Solutions - Conservative Fund

     ---------------------------------------------------------------------------------------
                                                                Number of      Premium
                                                                Contracts      Received
     ---------------------------------------------------------------------------------------
     Options open at beginning of period                               (12)    $    (17,964)
     Options opened                                             (1,400,644)        (125,798)
     Options closed                                                    483          105,945
     Options expired                                                   173           31,008
     ---------------------------------------------------------------------------------------
     Options open at end of period                              (1,400,000)    $     (6,809)

     Pioneer Solutions - Balanced Fund
     ---------------------------------------------------------------------------------------
                                                                Number of      Premium
                                                                Contracts      Received
     ---------------------------------------------------------------------------------------
     Options open at beginning of period                               (44)    $    (65,867)
     Options opened                                             (8,001,828)        (376,662)
     Options closed                                                  1,371          300,724
     Options expired                                                   501          102,894
     ---------------------------------------------------------------------------------------
     Options open at end of period                              (8,000,000)    $    (38,911)

     Pioneer Solutions - Growth Fund
     ---------------------------------------------------------------------------------------
                                                                Number of      Premium
                                                                Contracts      Received
     ---------------------------------------------------------------------------------------
     Options open at beginning of period                                (47)   $   (195,892)
     Options opened                                             (28,503,329)     (1,314,775)
     Options closed                                                   2,428         734,773
     Options expired                                                    779          63,116
     ---------------------------------------------------------------------------------------
     Options open at end of period                              (28,500,169)   $   (712,778)

K.   Purchased Options

     The Funds may purchase put and call options to seek increased total return. Purchased call and put options entitle the Funds to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the

80 Pioneer Solutions Funds | Semiannual Report | 1/31/17 purchase of a call or put option, the premium paid by the Funds is included in the Statements of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized gains or losses are recorded in the Funds' financial statements. As the purchaser of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statements of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.

     Purchased option contracts outstanding at period end are listed at the end of each Fund's Schedule of Investments. The average value of purchased options open during the six months ended January 31, 2017 was as follows:

     ---------------------------------------------------------------------------
                                      Conservative    Balanced        Growth
                                      Fund            Fund            Fund
     ---------------------------------------------------------------------------
                                      $17,845         $64,497         $762,449

L.   Credit Default Swap Agreements

     A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event on an underlying reference obligation, which may be a single security or a basket or index of securities. The Funds may sell or buy credit default swap contracts to seek to increase the Funds' income, or to attempt to hedge the risk of default on Fund securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Funds would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Funds. In return, the Funds would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Funds would keep the stream of payments and would have no payment obligation. The Funds may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Funds would function as the counterparty referenced above.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 81

     When the Funds enter into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the rights to receive a contingent payment. An upfront payment made by the Funds, as the protection buyer, is recorded as an asset in the Statements of Assets and Liabilities. Periodic payments received or paid by the Funds are recorded as realized gains or losses in the Statements of Operations.

     Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statements of Operations.

     Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Funds are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Funds are required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statements of Assets and Liabilities.

     Credit default swap contracts involving the sale of protection may involve greater risks than if the Funds had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Fund is a protection buyer and no credit event occurs, it will lose its investment. If a Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by that Fund, together with the periodic payments received, may be less than the amount that Fund pays to the protection buyer, resulting in a loss to that Fund.

     There were no open credit default swap contracts at January 31, 2017.

M.   Inflation Rate Swap Contracts

     The Funds may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Funds negotiate with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

82 Pioneer Solutions Funds | Semiannual Report | 1/31/17

     Inflation rate swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Funds are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

     There were no open inflation rate swap contracts at January 31, 2017. The average value of inflation rate swap contracts open during the six months ended January 31, 2017 was as follows:

     ---------------------------------------------------------------------------
                                       Conservative   Balanced       Growth
                                       Fund           Fund           Fund
     ---------------------------------------------------------------------------
                                       $(54,975)      $(169,507)     $(281,747)

N.   Interest Rate Swap Contracts

     The Funds may enter into interest rate swaps to attempt to hedge against interest rate fluctuations or to enhance their income. Pursuant to the interest rate swap agreement, the Funds negotiate with a counterparty to exchange a periodic stream of payments based on a benchmark interest rate. One cash flow stream will typically be a floating rate payment based upon the specified floating benchmark interest rate while the other is typically a fixed interest rate. Payment flows are usually netted against each other, with the difference being paid by one party to the other on a monthly basis.

     Periodic payments received or paid by the Funds are recorded as realized gains or losses in the Statements of Operations. Interest rate swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Interest rate swap contracts are subject to counterparty risk and movements in interest rates.

     Open interest rate swap contracts at period end are listed at the end of each Fund's Schedule of Investments. The average value of interest rate swap contracts open during the six months ended January 31, 2017 was as follows:

     ---------------------------------------------------------------------------
                                          Conservative   Balanced       Growth
                                          Fund           Fund           Fund
     ---------------------------------------------------------------------------
                                          $3,023         $9,208         $ 17,116

     The amount of cash deposited with the broker as collateral at January 31, 2017, and is included in "Restricted Cash" in the Statement of Assets and Liabilities, was as follows:

     ---------------------------------------------------------------------------
                                          Conservative   Balanced       Growth
                                          Fund           Fund           Fund
     ---------------------------------------------------------------------------
                                          $75,000        $145,000       $200,000

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 83

2. Management Agreement

PIM manages the Funds' portfolios. Management fees for each Fund are calculated daily at an annual rate equal to 0.13% of the fund's average daily net assets up to $2.5 billion; 0.11% of the fund's average daily net assets over $2.5 billion up to $4 billion; 0.10% of the fund's average daily net assets over $4 billion up to $5.5 billion; and 0.08% of the fund's average daily net assets over $5.5 billion.

For the six months ended January 31, 2017, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets. Fees waived and expenses reimbursed during the six months ended January 31, 2017 are reflected in the Statements of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at January 31, 2017:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 7,593
Balanced Fund                                                             21,268
Growth Fund                                                               33,376

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2018. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

--------------------------------------------------------------------------------
Fund                     Class A         Class C           Class R       Class Y
--------------------------------------------------------------------------------
Conservative Fund        0.70%           1.45%             0.90%         0.65%
Balanced Fund            0.70%           1.45%             0.90%           --
Growth Fund              0.70%           1.45%             0.90%           --

3. Transfer Agent

Boston Financial Data Services serves as the transfer agent to the Funds at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

In addition, the Funds reimburses the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities, such as proxy and statement mailings, outgoing phone calls. For the six months ended January 31, 2017, such out-of-pocket expenses by class of shares were as follows:

84 Pioneer Solutions Funds | Semiannual Report | 1/31/17

--------------------------------------------------------------------------------
                                          Conservative     Balanced      Growth
Shareholder Communications                Fund             Fund          Fund
--------------------------------------------------------------------------------
Class A                                   $5,285           $17,375       $43,575
Class C                                    1,296             5,287         8,557
Class R                                       11                11            10
Class Y                                       29               302           230
--------------------------------------------------------------------------------
  Total                                   $6,621           $22,975       $52,372
================================================================================

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at January 31, 2017:

--------------------------------------------------------------------------------
                                                                        Amount
--------------------------------------------------------------------------------
Conservative Fund                                                       $ 24,242
Balanced Fund                                                             75,669
Growth Fund                                                              117,231

The Funds also have adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Funds to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Funds a distribution fee of up to 0.50% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 85

For the six months ended January 31, 2017, the following CDSCs were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                      Amount
--------------------------------------------------------------------------------
Conservative Fund                                                         $  784
Balanced Fund                                                              1,515
Growth Fund                                                                4,682

5. Forward Foreign Currency Contracts

During the six months ended January 31, 2017, the Funds had entered into various forward foreign currency contracts that obligate the Funds to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Funds may close out such contract by entering into an offsetting contract.

The average value of contracts open during the six months ended January 31, 2017, were as follows:

--------------------------------------------------------------------------------
                                 Conservative   Balanced           Growth
                                 Fund           Fund               Fund
--------------------------------------------------------------------------------
                                 $(2,500,210)   $(12,862,295)      $(15,516,043)

Open forward foreign currency contracts at January 31, 2017, were as follows:

Pioneer Solutions - Conservative Fund

--------------------------------------------------------------------------------------------------
                                        In
 Currency                   Currency    Exchange                        Settlement    Unrealized
 Sold        Deliver        Purchased   for           Counterparty      Date          Appreciation
--------------------------------------------------------------------------------------------------
 CAD              19,640    EUR             14,033    Barclays Bank     4/12/17       $      326
 CAD             940,000    NOK          6,092,839    Barclays Bank     4/12/17           25,830
 CAD             200,000    NOK          1,292,780    Goldman Sachs     4/12/17            4,294
                                                      International
 EUR             340,000    CZK          9,077,320    Goldman Sachs     10/24/17          14,142
                                                      International
 HUF          27,755,739    EUR             90,000    Barclays Bank     4/12/17            2,089
 ILS             368,019    EUR             90,000    Barclays Bank     4/12/17            2,089
 KRW         106,148,000    EUR             85,000    Barclays Bank     4/12/17            1,973
 PLN             395,402    EUR             90,000    Barclays Bank     4/12/17            2,089
 USD              98,284    EUR             91,504    Barclays Bank     4/12/17              833
 USD             310,000    INR         21,272,200    Barclays Bank     4/12/17            2,139
 USD             620,000    INR         42,516,500    Goldman Sachs     4/12/17            3,869
                                                      International
 USD               2,865    ZAR             39,219    Goldman Sachs     4/12/17                3
                                                      International
 ZAR           3,026,465    TRY            810,000    Goldman Sachs     4/12/17            1,019
                                                      International
--------------------------------------------------------------------------------------------------
 Total                                                                                $   60,695
==================================================================================================

86 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-------------------------------------------------------------------------------------------------
                                         In
 Currency                   Currency     Exchange                       Settlement   Unrealized
 Sold        Deliver        Purchased    for          Counterparty      Date         Depreciation
-------------------------------------------------------------------------------------------------
 AUD             935,000    USD            703,424    Goldman Sachs     4/12/17      $ (4,492)
                                                      International
 CAD              19,640    EUR             14,033    Barclays Bank     4/12/17          (215)
 CAD             940,000    NOK          6,092,839    Barclays Bank     4/12/17        (8,386)
 CAD             200,000    NOK          1,292,780    Goldman Sachs     4/12/17        (1,016)
 CAD             594,242    USD            450,000    International
                                                      Barclays Bank     4/12/17        (6,582)
 CAD             313,067    USD            240,000    Goldman Sachs     4/12/17          (543)
                                                      International
 EUR             340,000    CZK          9,077,320    Goldman Sachs     10/24/17      (15,085)
                                                      International
 EUR             448,987    USD            478,122    Goldman Sachs     4/12/17        (8,225)
                                                      International
 GBP             440,000    USD            545,313    Goldman Sachs     4/12/17        (8,987)
                                                      International
 HUF          27,755,739    EUR             90,000    Barclays Bank     4/12/17        (1,437)
 HUF          28,274,635    USD             98,386    Barclays Bank     4/12/17          (262)
 ILS             368,019    EUR             90,000    Barclays Bank     4/12/17        (2,375)
 ILS             378,500    USD             99,343    Barclays Bank     4/12/17        (1,216)
 JPY          80,506,639    USD            713,362    Goldman Sachs     4/12/17        (2,307)
                                                      International
 KRW         106,148,000    EUR             85,000    Barclays Bank     4/12/17        (2,275)
 KRW         105,129,000    USD             90,000    Goldman Sachs     4/12/17        (1,488)
                                                      International
 PLN             395,402    EUR             90,000    Barclays Bank     4/12/17        (3,263)
 PLN             377,295    USD             92,282    Barclays Bank     4/12/17        (1,863)
 ZAR           3,026,465    TRY            810,000    Goldman Sachs     4/12/17       (11,817)
                                                      International
-------------------------------------------------------------------------------------------------
 Total                                                                               $(81,834)
=================================================================================================

AUD          Australian Dollar
CAD          Canadian Dollar
CZK          Czech Koruna
EUR          Euro
GBP          Great British Pound
HUF          Hungarian Forint
ILS          Israeli New Shekel
INR          Indian Rupee
JPY          Japanese Yen
KRW          Korean Won
NOK          Norwegian Krone
PLN          Polish Zloty
TRY          Turkish Lira
ZAR          South African Rand

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 87

Pioneer Solutions - Balanced Fund

-------------------------------------------------------------------------------------------------
                                        In
 Currency                   Currency    Exchange                        Settlement   Unrealized
 Sold        Deliver        Purchased   for           Counterparty      Date         Appreciation
-------------------------------------------------------------------------------------------------
 CAD           2,670,000    NOK          17,306,256   Barclays Bank     4/12/17      $  73,372
 CAD             570,000    NOK           3,684,423   Goldman Sachs     4/12/17         12,239
                                                      International
 EUR             980,000    CZK          26,164,040   Goldman Sachs     10/24/17        40,760
                                                      International
 HUF          86,351,188    EUR             280,000   Barclays Bank     4/12/17          6,499
 ILS           1,144,948    EUR             280,000   Barclays Bank     4/12/17          6,499
 KRW         312,200,000    EUR             250,000   Barclays Bank     4/12/17          5,802
 PLN           1,230,140    EUR             280,000   Barclays Bank     4/12/17          6,498
 USD             870,000    INR          59,699,400   Barclays Bank     4/12/17          6,003
 USD           1,740,000    INR         119,320,500   Goldman Sachs     4/12/17         10,857
                                                      International
 USD               8,480    ZAR             116,088   Goldman Sachs     4/12/17              9
                                                      International
 ZAR           8,631,031    TRY           2,310,000   Goldman Sachs     4/12/17          2,907
                                                      International
-------------------------------------------------------------------------------------------------
 Total                                                                               $ 171,445
=================================================================================================

88 Pioneer Solutions Funds | Semiannual Report | 1/31/17

--------------------------------------------------------------------------------------------------
                                        In
 Currency                   Currency    Exchange                        Settlement   Unrealized
 Sold        Deliver        Purchased   for           Counterparty      Date         Depreciation
--------------------------------------------------------------------------------------------------
 AUD           2,835,000    USD          2,132,841    Goldman Sachs     4/12/17      $   (13,621)
                                                      International
 CAD           2,670,000    NOK         17,306,256    Barclays Bank     4/12/17          (23,820)
 CAD             570,000    NOK          3,684,423    Goldman Sachs     4/12/17           (2,895)
                                                      International
 CAD           1,703,494    USD          1,290,000    Barclays Bank     4/12/17          (18,869)
 CAD             913,112    USD            700,000    Goldman Sachs     4/12/17           (1,583)
                                                      International
 EUR             980,000    CZK         26,164,040    Goldman Sachs     10/24/17         (43,480)
                                                      International
 EUR           5,003,362    USD          5,372,896    Goldman Sachs     4/12/17          (46,791)
                                                      International
 GBP           1,265,000    USD          1,567,884    Goldman Sachs     4/12/17          (25,728)
                                                      International
 HUF          86,351,188    EUR            280,000    Barclays Bank     4/12/17           (4,470)
 HUF          84,823,905    USD            295,157    Barclays Bank     4/12/17             (785)
 ILS           1,144,948    EUR            280,000    Barclays Bank     4/12/17           (7,387)
 ILS           1,135,500    USD            298,030    Barclays Bank     4/12/17           (3,648)
 JPY         283,139,240    USD          2,508,870    Goldman Sachs     4/12/17           (8,114)
                                                      International
 KRW         312,200,000    EUR            250,000    Barclays Bank     4/12/17           (6,692)
 KRW         315,387,000    USD            270,000    Goldman Sachs     4/12/17           (4,466)
                                                      International
 PLN           1,230,140    EUR            280,000    Barclays Bank     4/12/17          (10,152)
 PLN           1,131,885    USD            276,845    Barclays Bank     4/12/17           (5,590)
 ZAR           8,631,031    TRY          2,310,000    Goldman Sachs     4/12/17          (33,701)
                                                      International
--------------------------------------------------------------------------------------------------
 Total                                                                               $  (261,792)
==================================================================================================

AUD          Australian Dollar
CAD          Canadian Dollar
CZK          Czech Koruna
EUR          Euro
GBP          Great British Pound
HUF          Hungarian Forint
ILS          Israeli New Shekel
INR          Indian Rupee
JPY          Japanese Yen
KRW          Korean Won
NOK          Norwegian Krone
PLN          Polish Zloty
TRY          Turkish Lira
ZAR          South African Rand

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 89

Pioneer Solutions - Growth Fund

--------------------------------------------------------------------------------------------------
                                        In
 Currency                   Currency    Exchange                        Settlement   Unrealized
 Sold        Deliver        Purchased   for           Counterparty      Date         Appreciation
--------------------------------------------------------------------------------------------------
 CAD              98,038    EUR              70,048   Barclays Bank     4/12/17      $     1,626
 CAD           4,630,000    NOK          30,010,475   Barclays Bank     4/12/17          127,234
 CAD           1,010,000    NOK           6,528,539   Goldman Sachs     4/12/17           21,686
                                                      International
 EUR           1,740,000    CZK          46,454,520   Goldman Sachs     10/24/17          72,369
                                                      International
 HUF         141,862,666    EUR             460,000   Barclays Bank     4/12/17           10,676
 ILS           1,880,986    EUR             460,000   Barclays Bank     4/12/17           10,676
 KRW         549,472,000    EUR             440,000   Barclays Bank     4/12/17           10,212
 PLN           2,020,945    EUR             460,000   Barclays Bank     4/12/17           10,676
 USD           1,530,000    INR         104,988,600   Barclays Bank     4/12/17           10,557
 USD           3,060,000    INR         209,839,500   Goldman Sachs     4/12/17           19,094
                                                      International
 USD           1,461,471    JPY         164,515,781   Barclays Bank     4/12/17            1,002
 USD              14,554    ZAR             199,231   Goldman Sachs     4/12/17               16
                                                      International
 ZAR          15,244,418    TRY           4,080,000   Goldman Sachs     4/12/17           11,099
                                                      International
--------------------------------------------------------------------------------------------------
 Total                                                                               $   306,923
==================================================================================================

90 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-------------------------------------------------------------------------------------------------
                                        In
 Currency                   Currency    Exchange                        Settlement   Unrealized
 Sold        Deliver        Purchased   for           Counterparty      Date         Depreciation
-------------------------------------------------------------------------------------------------
 AUD           4,785,000    USD          3,599,875    Goldman Sachs     4/12/17      $  (22,990)
                                                      International
 CAD              98,038    EUR             70,048    Barclays Bank     4/12/17          (1,076)
 CAD           4,630,000    NOK         30,010,475    Barclays Bank     4/12/17         (41,305)
 CAD           1,010,000    NOK          6,528,539    Goldman Sachs     4/12/17          (5,129)
                                                      International
 CAD           3,010,826    USD          2,280,000    Barclays Bank     4/12/17         (33,349)
 CAD           1,591,423    USD          1,220,000    Goldman Sachs     4/12/17          (2,760)
                                                      International
 EUR           1,740,000    CZK         46,454,520    Goldman Sachs     10/24/17        (77,199)
                                                      International
 EUR           5,798,672    USD          6,226,945    Goldman Sachs     4/12/17         (54,228)
                                                      International
 GBP           2,215,000    USD          2,745,424    Goldman Sachs     4/12/17         (44,972)
                                                      International
 HUF         141,862,666    EUR            460,000    Barclays Bank     4/12/17          (7,343)
 HUF         141,373,175    USD            491,928    Barclays Bank     4/12/17          (1,308)
 ILS           1,880,986    EUR            460,000    Barclays Bank     4/12/17         (12,137)
 ILS           1,892,500    USD            496,716    Barclays Bank     4/12/17          (6,080)
 KRW         549,472,000    EUR            440,000    Barclays Bank     4/12/17         (11,778)
 KRW         537,326,000    USD            460,000    Goldman Sachs     4/12/17          (7,608)
                                                      International
 PLN           2,020,945    EUR            460,000    Barclays Bank     4/12/17         (16,679)
 PLN           1,886,475    USD            461,408    Barclays Bank     4/12/17          (9,317)
 ZAR          15,244,418    TRY          4,080,000    Goldman Sachs     4/12/17         (65,490)
                                                      International
-------------------------------------------------------------------------------------------------
 Total                                                                                $(420,748)
=================================================================================================

AUD          Australian Dollar
CAD          Canadian Dollar
CZK          Czech Koruna
EUR          Euro
GBP          British Pound
HUF          Hungarian Forint
ILS          Israeli New Shekel
INR          Indian Rupee
JPY          Japanese Yen
KRW          Korean Won
NOK          Norwegian Krone
PLN          Polish Zloty
TRY          Turkish Lira
ZAR          South African Rand

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 91

6. Assets and Liabilities Offsetting

The Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with substantially all their derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs the trading of certain OTC derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of event of a default and/or termination event as defined under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Funds' credit risk to their counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, the Funds' right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a "minimum transfer amount") before a transfer is required, which may vary by counterparty. Collaterals pledged for the benefit of the Funds and/or counterparty are held in segregated accounts by the Funds' custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Funds' collateral obligations, if any, will be reported separately in the Statements of Assets and Liabilities as "Restricted Cash." Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

92 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Financial instruments subject to an enforceable master netting agreement such as an ISDA Master Agreement have been offset on the Statements of Assets and Liabilities. The following charts show gross assets and liabilities of the Funds as of January 31, 2017.

Pioneer Solutions - Conservative Fund

-------------------------------------------------------------------------------------------
                  Derivative
                  Assets
                  Subject to       Derivatives   Non-Cash     Cash           Net Amount
                  Master Netting   Available     Collateral   Collateral     of Derivative
 Counterparty     Agreement        for Offset    Received (a) Received (a)   Assets (b)
-------------------------------------------------------------------------------------------
 Barclays Bank    $ 37,368         $ (27,874)    $      --    $       --     $  9,494
 Goldman Sachs
  International     23,327           (23,327)           --            --           --
-------------------------------------------------------------------------------------------
  Total           $ 60,695         $ (51,201)    $      --    $       --     $  9,494
============================================================================================

-------------------------------------------------------------------------------------------
                  Derivative
                  Liabilities
                  Subject to       Derivatives   Non-Cash     Cash           Net Amount
                  Master Netting   Available     Collateral   Collateral     of Derivative
 Counterparty     Agreement        for Offset    Pledged (a)  Pledged (a)    Liabilities (c)
-------------------------------------------------------------------------------------------
 Barclays Bank    $ 27,874         $ (27,874)    $      --    $       --     $     --
 Deutsche Bank       3,846                --            --        (3,846)          --
 Goldman Sachs
  International     53,960           (23,327)           --            --       30,633
-------------------------------------------------------------------------------------------
  Total           $ 85,680         $ (51,201)    $      --    $   (3,846)    $ 30,633
===========================================================================================

Pioneer Solutions - Balanced Fund

-------------------------------------------------------------------------------------------
                  Derivative
                  Assets
                  Subject to       Derivatives   Non-Cash     Cash           Net Amount
                  Master Netting   Available     Collateral   Collateral     of Derivative
 Counterparty     Agreement        for Offset    Received (a) Received (a)   Assets (b)
-------------------------------------------------------------------------------------------
 Barclays Bank    $104,673         $ (81,413)    $      --    $       --     $ 23,260
 Goldman Sachs
  International     66,772           (66,772)           --            --           --
-------------------------------------------------------------------------------------------
  Total           $171,445         $(148,185)    $      --    $       --     $ 23,260
===========================================================================================

--------------------------------------------------------------------------------------------
                  Derivative
                  Liabilities
                  Subject to       Derivatives   Non-Cash     Cash           Net Amount
                  Master Netting   Available     Collateral   Collateral     of Derivative
 Counterparty     Agreement        for Offset    Pledged (a)  Pledged (a)    Liabilities (c)
--------------------------------------------------------------------------------------------
 Barclays Bank    $ 81,413         $ (81,413)    $      --    $       --     $     --
 Deutsche Bank      11,553                --            --       (11,553)          --
 Goldman Sachs
  International    180,379           (66,772)           --            --      113,607
--------------------------------------------------------------------------------------------
  Total           $273,345         $(148,185)    $      --    $  (11,553)    $113,607
============================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 93

Pioneer Solutions - Growth Fund

---------------------------------------------------------------------------------------------
                  Derivative
                  Assets
                  Subject to       Derivatives   Non-Cash     Cash           Net Amount
                  Master Netting   Available     Collateral   Collateral     of Derivative
 Counterparty     Agreement        for Offset    Received (a) Received (a)   Assets (b)
---------------------------------------------------------------------------------------------
 Barclays Bank    $182,659         $(140,372)    $      --    $       --     $ 42,287
 Goldman Sachs
  International    124,264          (124,264)           --            --           --
---------------------------------------------------------------------------------------------
  Total           $306,923         $(264,636)    $      --    $       --     $ 42,287
=============================================================================================

---------------------------------------------------------------------------------------------
                  Derivative
                  Liabilities
                  Subject to       Derivatives   Non-Cash     Cash           Net Amount
                  Master Netting   Available     Collateral   Collateral     of Derivative
 Counterparty     Agreement        for Offset    Pledged (a)  Pledged (a)    Liabilities (c)
---------------------------------------------------------------------------------------------
 Barclays Bank    $140,372         $(140,372)    $      --    $       --     $     --
 Deutsche Bank      21,189                --            --       (21,189)          --
 Goldman Sachs
  International    280,376          (124,264)           --            --      156,112
---------------------------------------------------------------------------------------------
  Total           $441,937         $(264,636)    $      --    $  (21,189)    $156,112
==============================================================================================

(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.

(b) Represents the net amount due from the counterparty in the event of default.

(c) Represents the net amount payable to the counterparty in the event of default.

7.   Additional Disclosures about Derivative Instruments and Hedging Activities

The Funds' use of derivatives subjects them to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

94 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

Pioneer Solutions - Conservative Fund

  Statement of Assets and Liabilities

-----------------------------------------------------------------------------------------------
                                                         Foreign
                               Interest        Credit    Exchange      Equity        Commodity
                               Rate Risk       Risk      Risk          Risk          Risk
-----------------------------------------------------------------------------------------------
 Assets:
  Unrealized appreciation
   on futures contracts*       $  27,975       $    --   $       --    $   59,580    $       --
  Unrealized appreciation
   on centrally cleared
   interest rate swap
   agreements                      2,549            --           --            --            --
  Unrealized appreciation
   on forward foreign
   currency contracts                 --            --       60,695            --            --
-----------------------------------------------------------------------------------------------
   Total Value                 $  30,524       $    --   $   60,695    $   59,580    $       --
===============================================================================================
 Liabilities:
  Unrealized depreciation
   on futures contracts*       $ (24,666)      $    --   $       --    $  (64,353)   $       --
  Unrealized depreciation
   on centrally cleared
   interest rate swap
   agreements                    (3,874)            --           --            --            --
  Unrealized depreciation
   on interest rate swap
   agreement                     (3,846)            --           --            --            --
  Written options                     --            --       (9,578)           --            --
  Unrealized depreciation
   on forward foreign
   currency contracts                 --            --      (81,834)           --            --
-----------------------------------------------------------------------------------------------
   Total Value                 $ (32,386)      $    --   $  (91,412)   $  (64,353)   $       --
===============================================================================================

*    Reflects unrealized appreciation/depreciation on futures contracts (see
     Note 1I). The current day's variation margin is disclosed on the Statement of Assets and Liabilities.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 95

Pioneer Solutions - Balanced Fund

  Statement of Assets and Liabilities

-----------------------------------------------------------------------------------------------
                                                         Foreign
                               Interest        Credit    Exchange      Equity        Commodity
                               Rate Risk       Risk      Risk          Risk          Risk
-----------------------------------------------------------------------------------------------
 Assets:
  Unrealized appreciation
    on futures contracts*      $  79,431       $    --   $       --    $  164,890    $       --
  Unrealized appreciation
    on centrally cleared
    interest rate swap
   agreements                      6,953            --           --            --            --
  Unrealized appreciation
    on forward foreign
    currency contracts                --            --      171,445               --         --
-----------------------------------------------------------------------------------------------
    Total Value                $  86,384       $    --   $  171,445    $  164,890    $       --
===============================================================================================
 Liabilities:
  Unrealized depreciation
   on futures contracts*       $ (69,491)      $    --   $       --    $ (259,654)   $       --
  Unrealized depreciation
   on centrally cleared
   interest rate swap
   agreements                    (11,718)           --           --            --            --
  Unrealized depreciation
   in interest rate swap
   agreement                     (11,553)           --           --            --            --
  Written options                     --            --      (54,731)           --            --
  Unrealized depreciation
   on forward foreign
   currency contracts                 --            --     (261,792)           --            --
-----------------------------------------------------------------------------------------------
    Total Value                $ (92,762)      $    --   $ (316,523)   $ (259,654)   $       --
===============================================================================================

*    Reflects unrealized appreciation/depreciation on futures contracts (see
     Note 1I). The current day's variation margin is disclosed on the Statement of Assets and Liabilities.

96 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Pioneer Solutions - Growth Fund

Statement of Assets and Liabilities

-----------------------------------------------------------------------------------------------
                                                         Foreign
                               Interest        Credit    Exchange      Equity        Commodity
                               Rate Risk       Risk      Risk          Risk          Risk
-----------------------------------------------------------------------------------------------
 Assets:
  Unrealized appreciation
   on futures contracts*       $ 130,403       $    --   $       --    $ 463,431     $       --
  Unrealized appreciation
   on centrally cleared
   interest rate swap
   agreements                     12,699            --           --            --            --
  Unrealized appreciation
   on forward foreign
   currency contracts                 --            --      306,923            --            --
-----------------------------------------------------------------------------------------------
  Total Value                  $ 143,102       $    --   $  306,923    $  463,431    $       --
===============================================================================================
 Liabilities:
  Unrealized depreciation
   on futures contracts*       $ (95,371)      $    --   $       --    $ (352,852)   $       --
 Unrealized depreciation
   on centrally cleared
   interest rate swap
   agreements                    (19,298)           --           --            --            --
 Unrealized depreciation
   on interest rate swap
   agreement                     (21,189)           --           --            --            --
 Written options                      --            --     (194,978)     (522,210)           --
 Unrealized depreciation
   on forward foreign
   currency contracts                 --            --     (420,748)           --            --
-----------------------------------------------------------------------------------------------
 Total Value                   $(135,858)      $    --   $ (615,726)   $ (875,062)   $       --
===============================================================================================

*    Reflects unrealized appreciation/depreciation on futures contracts (see
     Note 1I). The current day's variation margin is disclosed on the Statement of Assets and Liabilities.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 97

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at January 31, 2017 was as follows:

Pioneer Solutions - Conservative Fund

Statement of Operations

-----------------------------------------------------------------------------------------------
                                                         Foreign
                               Interest        Credit    Exchange      Equity        Commodity
                               Rate Risk       Risk      Risk          Risk          Risk
-----------------------------------------------------------------------------------------------
 Net realized gain (loss):
  Futures contracts            $(513,434)      $    --   $       --    $  (80,274)   $       --
  Swap contracts                (127,837)         (504)          --            --            --
  Written options                     --            --          (50)      (45,028)           --
  Forward foreign
   currency contracts*                --            --      171,203            --            --
-----------------------------------------------------------------------------------------------
  Total Value                  $(641,271)      $  (504)  $  171,153    $ (125,302)   $       --
===============================================================================================
 Change in net
  unrealized appreciation
  (depreciation) on:
  Futures contracts            $  (7,115)      $    --   $       --    $  172,712    $       --
  Swap contracts                 116,033            --           --            --            --
  Written options                     --            --       (2,769)      (17,544)           --
  Forward foreign
   currency contracts*                --            --       13,399            --            --
-----------------------------------------------------------------------------------------------
  Total Value                  $ 108,918       $    --   $   10,630    $  155,168    $       --
===============================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies. Pioneer Solutions - Balanced Fund

 Statement of Operations

-----------------------------------------------------------------------------------------------
                                                         Foreign
                               Interest        Credit    Exchange      Equity        Commodity
                               Rate Risk       Risk      Risk          Risk          Risk
-----------------------------------------------------------------------------------------------
 Net realized gain (loss):
  Futures contracts            $ (1,476,967)   $    --   $       --    $ (757,266)   $       --
  Swap contracts                  (394,198)       (397)          --            --            --
  Written options                        --         --         (288)     (112,942)           --
  Forward foreign
   currency contracts*                   --         --      807,250            --            --
-----------------------------------------------------------------------------------------------
   Total Value                 $ (1,871,165)   $  (397)  $  806,962    $ (870,208)   $       --
===============================================================================================
 Change in net
 unrealized appreciation
 (depreciation) on:
  Futures contracts            $     (5,431)   $    --   $       --    $  449,406    $       --
  Swap contracts                    358,832         --           --            --            --
  Written options                        --         --      (15,820)      (64,327)           --
  Forward foreign
   currency contracts*                   --         --       71,814            --            --
-----------------------------------------------------------------------------------------------
  Total Value                  $    353,401    $    --   $   55,994    $  385,079    $       --
===============================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

98 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Pioneer Solutions - Growth Fund

Statement of Operations

-----------------------------------------------------------------------------------------------
                                                         Foreign
                               Interest        Credit    Exchange      Equity        Commodity
                               Rate Risk       Risk      Risk          Risk          Risk
-----------------------------------------------------------------------------------------------
Net realized gain (loss):
  Futures contracts            $ (1,028,328)   $    --   $       --    $  243,466    $       --
  Swap contracts                   (655,213)      (283)          --            --            --
  Written options                        --         --       (1,025)     (148,326)           --
  Forward foreign
     currency contracts*                 --         --      513,387            --            --
-----------------------------------------------------------------------------------------------
  Total Value                  $ (1,683,541)   $  (283)  $  512,362    $   95,140    $       --
===============================================================================================
 Change in net
  unrealized appreciation
  (depreciation) on:
  Futures contracts            $    360,506    $    --   $       --    $1,271,524    $       --
  Swap contracts                    588,848         --           --            --            --
  Written options                        --         --      (56,356)      (65,691)           --
  Forward foreign
     currency contracts*                 --         --      157,645            --            --
-----------------------------------------------------------------------------------------------
  Total Value                  $    949,354         --   $  101,289    $1,205,833    $       --
===============================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

8.   Transactions in Underlying Funds

An affiliated issuer may be considered one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each Fund assumes the following to be affiliated issuers:

Pioneer Solutions - Conservative Fund

--------------------------------------------------------------------------------------------------

                                            Beginning    Acquisitions     Dispositions   Ending
Underlying Funds (Affiliated)               Shares       Shares           Shares         Shares
--------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                   1,689,767      6,502                --       1,696,269
Pioneer Core Equity Fund Class Y                   --     36,692            (4,003)         32,689
Pioneer Disciplined Value Fund Class Y             --     88,233            (9,622)         78,611
Pioneer Dynamic Credit Fund Class Y           289,182         --          (155,400)        133,782
Pioneer Equity Income Fund Class K             77,024         --           (77,024)             --
Pioneer Floating Rate Fund Class K            102,850         --           (34,479)         68,371
Pioneer Fund Class Y                               --     25,566            (2,785)         22,781
Pioneer Fundamental Growth Fund Class K        64,833     13,617           (47,260)         31,190
Pioneer Global Equity Fund Class K            165,382         --                --         165,382
Pioneer Global High Yield Fund Class Y         23,959         --                --          23,959
Pioneer Global Multisector Income Fund
    Class Y                                   108,596         --           (72,988)         35,608
Pioneer High Yield Fund Class Y                36,395         --                --          36,395
Pioneer International Equity Fund Class Y     100,030         --                --         100,030
Pioneer Long/Short Bond Fund Class Y           17,146         --           (17,146)             --
Pioneer Mid Cap Value Fund Class K                 --     66,127           (28,668)         37,459
Pioneer Opportunistic Long/Short Credit
    Fund Class Y                               17,516         --           (17,516)             --
Pioneer Real Estate Shares Class Y             42,184         --           (42,184)             --
Pioneer Short Term Income Fund Class K        209,963         --          (144,329)         65,634
Pioneer Strategic Income Fund Class K         878,149    532,896                --       1,411,045

                        Pioneer Solutions Funds | Semiannual Report | 1/31/17 99

-----------------------------------------------------------------------------------------------------
                                            Realized     Capital Gain     Dividend       Ending
Underlying Funds (Affiliated)               Gain (Loss)  Distributions    Income         Value
-----------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                   $      --    $          --      $289,982     $ 16,318,108
Pioneer Core Equity Fund Class Y                  713               --         8,593          609,977
Pioneer Disciplined Value Fund Class Y          1,375               --        16,427        1,220,829
Pioneer Dynamic Credit Fund Class Y           (65,071)              --        66,804        1,254,875
Pioneer Equity Income Fund Class K           (124,008)         284,603        15,405               --
Pioneer Floating Rate Fund Class K                 --               --        14,167          464,923
Pioneer Fund Class Y                            1,151               --         2,042          680,013
Pioneer Fundamental Growth Fund
    Class K                                    22,756           27,631         4,142          612,883
Pioneer Global Equity Fund Class K                 --               --        39,427        2,317,002
Pioneer Global High Yield Fund Class Y             --               --         6,203          207,008
Pioneer Global Multisector Income Fund
    Class Y                                   (55,001)              --        15,603          372,100
Pioneer High Yield Fund Class Y                    --               --         9,570          350,485
Pioneer International Equity Fund Class Y          --               --        25,048        2,039,619
Pioneer Long/Short Bond Fund Class Y          (15,562)              --            --               --
Pioneer Mid Cap Value Fund Class K                317               --        11,747          933,478
Pioneer Opportunistic Long/Short Credit
    Fund Class Y                              (19,364)              --            --               --
Pioneer Real Estate Shares Class Y             97,210               --         3,252               --
Pioneer Short Term Income Fund Class K         (4,330)              --        14,741          625,492
Pioneer Strategic Income Fund Class K              --               --       229,599       15,084,071
                                            ----------   -------------    ----------     ------------
                                            $(159,814)   $     312,234    $  772,752     $ 43,090,863
                                            ==========   =============    ==========     ============

Pioneer Solutions - Balanced Fund

--------------------------------------------------------------------------------------------------
                                            Beginning    Acquisitions     Dispositions   Ending
Underlying Funds (Affiliated)               Shares       Shares           Shares         Shares
--------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                   1,881,011    107,449           (71,257)      1,917,203
Pioneer Core Equity Fund Class Y              462,331      9,343          (199,220)        272,454
Pioneer Disciplined Value Fund Class Y             --    645,082                --         645,082
Pioneer Dynamic Credit Fund Class Y           623,412         --           (73,234)        550,178
Pioneer Fund Class Y                          111,677     77,735                --         189,412
Pioneer Fundamental Growth Fund
    Class K                                   464,327         --          (213,213)        251,114
Pioneer Global Equity Fund Class K          1,200,077         --           (73,681)      1,126,396
Pioneer Global High Yield Fund Class Y        356,705         --                --         356,705
Pioneer Global Multisector Income Fund
    Class Y                                   337,381         --           (90,742)        246,639
Pioneer High Yield Fund Class Y                     1         --                --               1
Pioneer International Equity Fund
    Class Y                                 1,204,839         --           (16,691)      1,188,148
Pioneer Long/Short Bond Fund Class Y          136,314         --          (136,314)             --
Pioneer Mid Cap Value Fund Class K             75,246    266,025           (42,197)        299,074
Pioneer Opportunistic Long/Short Credit
    Fund Class Y                              140,030         --          (140,030)             --
Pioneer Real Estate Shares Class Y            149,770         --          (149,770)             --
Pioneer Select Mid Cap Growth Fund
    Class K                                    82,865         --           (82,865)             --
Pioneer Strategic Income Fund Class K         968,450    287,506                --       1,255,956

100 Pioneer Solutions Funds | Semiannual Report | 1/31/17

-----------------------------------------------------------------------------------------------------
                                            Realized     Capital Gain     Dividend       Ending
Underlying Funds (Affiliated)               Gain (Loss)  Distributions    Income         Value
-----------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                   $  (13,895)  $          --    $    328,059   $ 18,443,493
Pioneer Core Equity Fund Class Y               169,337              --          66,830      5,083,991
Pioneer Disciplined Value Fund Class Y              --              --         127,974     10,018,123
Pioneer Dynamic Credit Fund Class Y            (34,357)             --         212,677      5,160,673
Pioneer Fund Class Y                                --         775,812          33,948      5,653,946
Pioneer Fundamental Growth Fund
    Class K                                     98,078         169,479          32,218      4,934,390
Pioneer Global Equity Fund Class K              36,465              --         286,098     15,780,808
Pioneer Global High Yield Fund Class Y              --              --          92,348      3,081,931
Pioneer Global Multisector Income
    Fund Class Y                               (77,496)             --          54,376      2,577,377
Pioneer High Yield Fund Class Y                     --              --              --              6
Pioneer International Equity Fund
    Class Y                                    (32,727)             --         301,692     24,226,345
Pioneer Long/Short Bond Fund
    Class Y                                   (123,719)             --              --             --
Pioneer Mid Cap Value Fund Class K             (68,359)        112,478          64,381      7,452,924
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                       (154,803)             --              --             --
Pioneer Real Estate Shares Class Y           1,967,243          58,270          22,543             --
Pioneer Select Mid Cap Growth Fund
    Class K                                   (134,241)         49,247              --             --
Pioneer Strategic Income Fund
    Class K                                         --              --         242,538     13,426,170
                                            ----------   -------------    ------------   ------------
                                            $1,631,526   $   1,165,286    $  1,865,682   $115,840,177
                                            ==========   =============    ============   ============

Pioneer Solutions - Growth Fund

--------------------------------------------------------------------------------------------------
                                            Beginning    Acquisitions     Dispositions   Ending
Underlying Funds (Affiliated)               Shares       Shares           Shares         Shares
--------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                   2,250,273           --              --       2,250,273
Pioneer Core Equity Fund Class Y            1,247,982       21,258        (559,481)        709,759
Pioneer Disciplined Value Fund Class Y             --    1,708,557              --       1,708,557
Pioneer Fund Class Y                          485,961       15,428          (5,816)        495,573
Pioneer Fundamental Growth Fund
    Class K                                 1,179,883       20,251        (522,775)        677,359
Pioneer Global Equity Fund Class K          2,510,481           --              --       2,510,481
Pioneer Global Multisector Income
    Fund Class Y                              308,606           --              --         308,606
Pioneer International Equity Fund
    Class Y                                 2,336,636           --              --       2,336,636
Pioneer Long/Short Bond Fund Class Y           93,457           --         (93,457)             --
Pioneer Mid Cap Value Fund Class K            559,470      419,563        (199,059)        779,974
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                        95,114           --         (95,114)             --
Pioneer Real Estate Shares Class Y            363,171           --        (363,171)             --
Pioneer Select Mid Cap Growth Fund
    Class K                                   234,082           --        (234,082)             --
Pioneer Strategic Income Fund Class K         311,871      558,154              --         870,025

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 101

-----------------------------------------------------------------------------------------------------
                                            Realized     Capital Gain     Dividend       Ending
Underlying Funds (Affiliated)               Gain (Loss)  Distributions    Income         Value
-----------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                   $       --   $          --    $    387,484   $ 21,647,626
Pioneer Core Equity Fund Class Y               582,898              --         180,279     13,244,098
Pioneer Disciplined Value Fund Class Y              --              --         344,958     26,533,890
Pioneer Fund Class Y                           (58,411)      2,715,208         106,091     14,792,842
Pioneer Fundamental Growth Fund
    Class K                                    240,477         430,657          86,905     13,310,105
Pioneer Global Equity Fund Class K                  --              --         593,802     35,171,839
Pioneer Global Multisector Income Fund
    Class Y                                         --              --          50,768      3,224,933
Pioneer International Equity Fund
    Class Y                                         --              --         585,094     47,644,016
Pioneer Long/Short Bond Fund Class Y           (84,822)             --              --             --
Pioneer Mid Cap Value Fund Class K            (378,192)        687,574         169,399     19,436,952
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                       (105,149)             --              --             --
Pioneer Real Estate Shares Class Y           6,209,083         190,122          58,038             --
Pioneer Select Mid Cap Growth Fund
    Class K                                   (379,213)        139,115              --             --
Pioneer Strategic Income Fund
    Class K                                         --              --         126,590      9,300,567
                                            ----------   -------------    ------------   ------------
                                            $6,026,671   $   4,162,676    $  2,689,408   $204,306,868
                                            ==========   =============    ============   ============

102 Pioneer Solutions Funds | Semiannual Report | 1/31/17

ADDITIONAL INFORMATION (unaudited)

Pioneer Investment Management, Inc. (the "Adviser"), the Fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On December 12, 2016, UniCredit announced that it has entered into a binding agreement for the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide. The closing of the Transaction is expected to happen in 2017, subject to certain regulatory and antitrust approvals, and other conditions.

Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund's current investment advisory agreement with the Adviser to terminate. Accordingly, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement for the Fund. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 103

Pioneer Solutions - Conservative Fund
Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Solutions - Conservative Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2016 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2016 and May 2016. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2016, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In May 2016, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in July and September 2016.

At a meeting held on September 13, 2016, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees

104 Pioneer Solutions Funds | Semiannual Report | 1/31/17 considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking in to account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund and would provide services following the implementation of investment strategy changes for the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees' regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.
                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 105

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the most recent fiscal year was in the fifth quintile relative to its Morningstar peer group and in the fourth quintile relative to its Strategic Insight peer group, in each case for the comparable period. The Trustees considered that PIM had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund. The Trustees noted the Fund's relatively small asset size compared to most of the other funds in its peer groups, and that the Fund has not been able to take advantage of the economies of scale afforded by greater asset size. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund, and noted the impact of expenses relating to small accounts and omnibus accounts on transfer and sub-transfer agency expenses generally. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements and that the results of the most recent such review were considered in the consideration of the Fund's expense ratio. The Trustees considered that such non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources

106 Pioneer Solutions Funds | Semiannual Report | 1/31/17 and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 107

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

108 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Pioneer Solutions - Balanced Fund
Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Solutions - Balanced Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2016 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2016 and May 2016. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2016, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In May 2016, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in July and September 2016.

At a meeting held on September 13, 2016, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 109

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking in to account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund and would provide services following the implementation of investment strategy changes for the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees' regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight

110 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the most recent fiscal year was in the fifth quintile relative to its Morningstar peer group and in the fourth quintile relative to its Strategic Insight peer group, in each case for the comparable period. The Trustees considered that PIM had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund. The Trustees noted the Fund's relatively small asset size compared to most of the other funds in its peer groups, and that the Fund has not been able to take advantage of the economies of scale afforded by greater asset size. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund, and noted the impact of expenses relating to small accounts and omnibus accounts on transfer and sub-transfer agency expenses generally. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements and that the results of the most recent such review were considered in the consideration of the Fund's expense ratio. The Trustees considered that such non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 111 in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business.

112 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 113

Pioneer Solutions - Growth Fund
Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Solutions - Growth Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2016 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2016 and May 2016. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2016, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In May 2016, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in July and September 2016.

At a meeting held on September 13, 2016, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

114 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking in to account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund and would provide services following the implementation of investment strategy changes for the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees' regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 115

Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the most recent fiscal year was in the fourth quintile relative to its Morningstar peer group and in the fourth quintile relative to its Strategic Insight peer group, in each case for the comparable period. The Trustees considered that PIM had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund. The Trustees noted the Fund's relatively small asset size compared to most of the other funds in its peer groups, and that the Fund has not been able to take advantage of the economies of scale afforded by greater asset size. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund, and noted the impact of expenses relating to small accounts and omnibus accounts on transfer and sub-transfer agency expenses generally. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements and that the results of the most recent such review were considered in the consideration of the Fund's expense ratio. The Trustees considered that such non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and

116 Pioneer Solutions Funds | Semiannual Report | 1/31/17 activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 117

Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

118 Pioneer Solutions Funds | Semiannual Report | 1/31/17

Trustees, Officers and Service Providers

Trustees                                    Advisory Trustee
Thomas J. Perna, Chairman                   Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                        Officers
Margaret B.W. Graham                        Lisa M. Jones, President and Chief
Marguerite A. Piret                            Executive Officer
Fred J. Ricciardi                           Mark E. Bradley, Treasurer and
Kenneth J. Taubes                              Chief Financial Officer
                                            Christopher J. Kelley, Secretary and
                                               Chief Legal Officer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*   Ms. Monchak is a non-voting Advisory Trustee.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 119

                          This page is for your notes.

120 Pioneer Solutions Funds | Semiannual Report | 1/31/17

                          This page is for your notes.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 121

                          This page is for your notes.

122 Pioneer Solutions Funds | Semiannual Report | 1/31/17

                          This page is for your notes.

                       Pioneer Solutions Funds | Semiannual Report | 1/31/17 123

                          This page is for your notes.

124 Pioneer Solutions Funds | Semiannual Report | 1/31/17

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Pioneer Funds
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2017 Pioneer Investments 19016-11-0317

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Asset Allocation Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date March 29, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date March 29, 2017


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date March 29, 2017

* Print the name and title of each signing officer under his or her signature.